SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 5     (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 6 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [ ]  on (date) pursuant  to  paragraph  (b)
   [X]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pusuant to paragraph (a)(1) of Rule 485

The prospectus and Statement of Additional Information filed electronically herewith is not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 filed on or about April 26, 2002.

American Express
Retirement Advisor Advantage(SM) Variable Annuity


American Express
Retirement Advisor Select(SM) Variable Annuity


Issued by:


IDS Life Insurance Company of New York


Prospectus


_______________, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

IDS Life of New York Variable Annuity Account

Issued by: IDS Life Insurance Company of New York (IDS Life of New York)
           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251

This prospectus contains information that you should know before investing in the Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:


o   American Express(R) Variable Portfolio Funds

o   AIM Variable Insurance Funds

o   Alliance Variable Products Series Fund

o   American Century(R) Variable Portfolios, Inc.

o   Calvert Variable Series, Inc.

o   Evergreen Variable Annuity Trust

o   Fidelity(R) Variable Insurance Products - Service Class 2 Fund II, Inc.

o   Franklin(R) Templeton(R) Variable Insurance

    Products Trust (FTVIPT) - Class 2

o   Goldman Sachs Variable Insurance Trust (VIT)

o   INVESCO Variable Investment Funds, Inc.

o   Janus Aspen Series: Service Shares

o   Lazard Retirement Series, Inc.

o   MFS(R) Variable Insurance Trust(SM)

o   Pioneer Variable Contracts Trust (VCT), Class II Shares

o   Putnam Variable Trust - Class IB Shares

o   Strong Opportunity

o   Wanger Advisors Trust

o   Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.


The contracts provide for purchase payment credits which we may reverse under certain circumstances.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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

Table of Contents


Key Terms

The Contract in Brief

Expense Summary

Condensed Financial Information (Unaudited)

Financial Statements

Performance Information

The Variable Account and the Funds

The Fixed Account

Buying Your Contract

Charges

Valuing Your Investment

Making the Most of Your Contract

Surrenders

TSA -- Special Surrender Provisions

Changing Ownership

Benefits in Case of Death -- Standard Death Benefit

Optional Benefits

The Annuity Payout Period

Taxes

Voting Rights

Substitution of Investments

About the Service Providers

Table of Contents of the
    Statement of Additional Information

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

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o   Roth IRAs under Section 408A of the Code

o   SIMPLE IRAs under Section 408(p) of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Plans under Section 401(k) of the Code

o   Custodial and trusteed plans under Section 401(a) of the Code

o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.


Rider effective date: The date you add a rider to your contract.


Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


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

The Contract in Brief


This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.


Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVAAdvantage you will receive a full refund of the purchase payment, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. __)


Minimum allowable purchase payments
    If paying by installments under a scheduled payment plan:

        $23.08 biweekly, or
        $50 per month

                                                     RAVA Advantage  RAVA Select
    If paying by any other method:

        initial payment for qualified annuities          $1,000        $ 2,000
        initial payment for nonqualified annuities        2,000         10,000
        for any additional payments                          50             50

Maximum allowable purchase payments based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                     RAVA Advantage  RAVA Select
    For the first year:

        up to age 85                                 $2,000,000       $999,999
        for ages 86 to 90                               100,000        100,000

    For each subsequent year:

        up to age 85                                    100,000        100,000
        for ages 86 to 90                                50,000         50,000

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)




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


Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Optional benefit: This contract offers an optional feature that is available for an additional charge if you meet certain criteria. (p. __)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)


Charges: We assess certain charges in connection with your contract:

o   $30 annual contract administrative charge;


o for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

o   surrender charge;

o   the operating expenses of the funds in which the subaccounts invest;

o if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the variable account contract value.


Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Surrender charge for RAVA Advantage: Contingent deferred sales charge as a percentage of purchase payment surrendered.


Surrender charge schedule

        Years from purchase payment receipt         Withdrawal charge percentage
                      1                                           7%
                      2                                           7
                      3                                           7
                      4                                           6
                      5                                           5
                      6                                           4
                      7                                           2
                      Thereafter                                  0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).



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


Surrender charge for RAVA Select: Contingent deferred sales charge as a percentage of purchase payment surrendered.

Surrender charge schedule

         Years from contract date   Surrender charge percentage
                  1                             7%
                  2                             7
                  3                             7
                  Thereafter                    0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).

                                                     RAVA Advantage  RAVA Select

Annual contract administrative charge:                     $30*           $30*

Maximum Anniversary Value Death Benefit Rider (MAV) fee:  0.15%          0.15%

(As a percentage of the variable account contract value charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)
                                                     RAVA Advantage  RAVA Select
Mortality and expense risk fee:

        for nonqualified annuities                        0.95%          1.20%
        for qualified annuities                           0.75%          1.00%

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

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


Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                  Management       12b-1        Other
                                                                     fees          fees       expenses       Total
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund                                          .54%         .13%         .11%         .78%(1)
     Bond Fund                                                         .60          .13          .07          .80(2)
     Capital Resource Fund                                             .61          .13          .04          .78(2)
     Cash Management Fund                                              .51          .13          .04          .68(2)
     Diversified Equity Income Fund                                    .55          .13          .23          .91(1)
     Emerging Markets Fund                                            1.16          .13          .46         1.75(1)
     Equity Select Fund                                                .64          .13          .33         1.10(1)
     Extra Income Fund                                                 .62          .13          .07          .82(2)
     Federal Income Fund                                               .61          .13          .10          .84(1)
     Global Bond Fund                                                  .84          .13          .10         1.07(2)
     Growth Fund                                                       .62          .13          .15          .90(1)
     International Fund                                                .83          .13          .08         1.04(2)
     Managed Fund                                                      .59          .13          .04          .76(2)
     New Dimensions Fund(R)                                            .60          .13          .06          .79(2)
     Partners Small Cap Value Fund                                    1.02          .13          .35         1.50(1)
     S&P 500 Index Fund                                                .29          .13          .07          .49(1)
     Small Cap Advantage Fund                                          .73          .13          .30         1.16(1)
     Stock Fund                                                        .56          .13          .41         1.10(1)
     Strategy Aggressive Fund                                          .60          .13          .05          .78(2)
AIM V.I.
     Capital Appreciation Fund, Series II                              .61          .25          .24         1.10(3)
     Capital Development Fund, Series II                               .75          .25          .41         1.41(3)
Alliance VP
     AllianceBernstein International Value Portfolio (Class B)          --          .25          .95         1.20(4)
     Growth and Income Portfolio (Class B)                             .63          .25          .04          .92(5)
American Century(R) Variable Portfolios, Inc.
     VP International, Class II                                       1.19          .25           --         1.44(6),(7)
     VP Value, Class II                                                .86          .25           --         1.11(6),(8)
Calvert Variable Series, Inc.
     Social Balanced Portfolio                                         .70           --          .17          .87(9)
Evergreen VA
     Capital Growth Fund, Class L Shares                               .80          .25          .08         1.13(10)

Fidelity(R) VIP
     Growth & Income Portfolio Service Class 2                         .48          .25          .11          .84(11)
     Mid Cap Portfolio Service Class 2                                 .58          .25          .11          .94(11)
     Overseas Portfolio Service Class 2                                .73          .25          .20         1.18(11)

FTVIPT
     Franklin Real Estate Fund - Class 2                               .56          .25          .03          .84(12),(13)
     Franklin Small Cap Value Securities Fund - Class 2                .57          .25          .20         1.02(13),(14)
     (previously FTVIPT Franklin Value Securities Fund - Class 2)
     Mutual Shares Securities Fund - Class 2                           .60          .25          .19         1.04(13)
Goldman Sachs VIT
     CORE(SM) U.S. Equity Fund                                         .70           --          .11          .81(15)
     Mid Cap Value Fund                                                .80           --          .13          .93(15)


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


Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets) (continued)

                                                                  Management       12b-1        Other
                                                                     fees          fees       expenses       Total
INVESCO VIF
     Dynamics Fund                                                     .75%          --%         .33%        1.08%(16),(17)
     Financial Services Fund                                           .75           --          .32         1.07(16),(17)
     Technology Fund                                                   .75           --          .32         1.07(16),(17)
     Telecommunications Fund                                           .75           --          .34         1.09(16),(17)
Janus Aspen Series
     Global Technology Portfolio: Service Shares                       .65          .25          .05          .95(18)
     International Growth Portfolio: Service Shares                    .65          .25          .06          .96(18)
Lazard Retirement Series
     International Equity Portfolio                                    .75          .25          .25         1.25(19)
MFS(R)
     Investors Growth Stock Series - Service Class                     .75          .25          .17         1.17(20),(21)
     New Discovery Series - Service Class                              .90          .25          .16         1.31(20),(21),(22)
     Utilities Series - Service Class                                  .75          .25          .18         1.18(20),(21)
Pioneer VCT
     Pioneer Equity Income VCT Portfolio - Class II Shares             .65          .25          .12         1.02(5)
     Pioneer Europe VCT Portfolio - Class II Shares                    .51          .25         2.46         3.22(23)
Putnam Variable Trust
     Putnam VT Health Sciences Fund - Class IB Shares                  .70          .25          .09         1.04(24)
     Putnam VT International Growth Fund - Class IB Shares             .76          .25          .18         1.19(24)
     Putnam VT Vista Fund - Class IB Shares                            .61          .25          .06          .92(24)
Strong Funds
     Strong Opportunity Fund II - Advisor Class                        .75          .25          .54         1.54(25)
Wanger
     International Small Cap                                          1.24           --          .19         1.43(26)
     U.S. Smaller Companies                                            .94           --          .05          .99(26)
     (previously Wanger U.S. Small Cap)
Wells Fargo VT
     Asset Allocation Fund                                             .51          .25          .24         1.00(27)
     International Equity Fund                                          --          .25          .75         1.00(27)
     Small Cap Growth Fund                                             .63          .25          .32         1.20(27)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Value Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund and 10.67% and 11.36% for AXP(R) Variable Portfolio - Stock Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees," "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.

(5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(6) Annualized operating expenses of funds at Dec. 31, 2001.

(7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.


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

 (9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.

(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(12) The Fund administration fee is paid indirectly through the management fee.

(13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

(15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(17) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended Dec. 31,2001 were insignificant.

(18) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(19) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.

(22) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(23) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.

(24) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(25) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.

(26) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(27) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.


--------------------------------------------------------------------------------
9 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

Examples:*


In order to provide a more meaningful discussion about each contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)  the base contract with no optional rider, and

2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider (MAV).

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider           $88.12  $126.12  $146.57  $209.55       $18.12  $56.12  $ 96.57  $209.55
   optional MAV                                    89.66   130.79   154.45   225.73        19.66   60.79   104.45   225.73
AXP(R) VP - Bond Fund
   base contract with no optional rider            88.33   126.74   147.63   211.72        18.33   56.74    97.63   211.72
   optional MAV                                    89.86   131.41   155.49   227.87        19.86   61.41   105.49   227.87
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider            88.12   126.12   146.57   209.55        18.12   56.12    96.57   209.55
   optional MAV                                    89.66   130.79   154.45   225.73        19.66   60.79   104.45   225.73
AXP(R) VP - Cash Management Fund
   base contract with no optional rider            87.10   123.00   141.30   198.64        17.10   53.00    91.30   198.64
   optional MAV                                    88.63   127.68   149.20   214.97        18.63   57.68    99.20   214.97
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider            89.45   130.16   153.40   223.59        19.45   60.16   103.40   223.59
   optional MAV                                    90.99   134.82   161.23   239.55        20.99   64.82   111.23   239.55
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider            98.06   156.05   196.62   310.03        28.06   86.05   146.62   310.03
   optional MAV                                    99.60   160.63   204.17   324.72        29.60   90.63   154.17   324.72
AXP(R) VP - Equity Select Fund
   base contract with no optional rider            91.40   136.06   163.31   243.77        21.40   66.06   113.31   243.77
   optional MAV                                    92.94   140.70   171.08   259.44        22.94   70.70   121.08   259.44
AXP(R) VP - Extra Income Fund
   base contract with no optional rider            88.53   127.36   148.68   213.89        18.53   57.36    98.68   213.89
   optional MAV                                    90.07   132.03   156.54   230.00        20.07   62.03   106.54   230.00
AXP(R) VP - Federal Income Fund
   base contract with no optional rider            88.74   127.99   149.73   216.05        18.74   57.99    99.73   216.05
   optional MAV                                    90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
AXP(R) VP - Global Bond Fund
   base contract with no optional rider            91.09   135.13   161.75   240.61        21.09   65.13   111.75   240.61
   optional MAV                                    92.63   139.77   169.53   256.33        22.63   69.77   119.53   256.33
AXP(R) VP - Growth Fund
   base contract with no optional rider            89.35   129.85   152.88   222.51        19.35   59.85   102.88   222.51
   optional MAV                                    90.89   134.51   160.71   238.50        20.89   64.51   110.71   238.50
AXP(R) VP - International Fund
   base contract with no optional rider            90.79   134.20   160.19   237.44        20.79   64.20   110.19   237.44
   optional MAV                                    92.32   138.84   167.97   253.20        22.32   68.84   117.97   253.20

--------------------------------------------------------------------------------
10 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Managed Fund
   base contract with no optional rider           $87.92  $125.49  $145.52  $207.38       $17.92  $55.49  $ 95.52  $207.38
   optional MAV                                    89.45   130.16   153.40   223.59        19.45   60.16   103.40   223.59
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider            88.22   126.43   147.10   210.64        18.22   56.43    97.10   210.64
   optional MAV                                    89.76   131.10   154.97   226.80        19.76   61.10   104.97   226.80
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider            95.50   148.40   183.91   285.05        25.50   78.40   133.91   285.05
   optional MAV                                    97.04   153.00   191.55   300.11        27.04   83.00   141.55   300.11
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider            85.15   117.05   131.21   177.60        15.15   47.05    81.21   177.60
   optional MAV                                    86.69   121.75   139.18   194.24        16.69   51.75    89.18   194.24
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider            92.02   137.92   166.42   250.07        22.02   67.92   116.42   250.07
   optional MAV                                    93.55   142.55   174.17   265.65        23.55   72.55   124.17   265.65
AXP(R) VP - Stock Fund
   base contract with no optional rider            91.40   136.06   163.31   243.77        21.40   66.06   113.31   243.77
   optional MAV                                    92.94   140.70   171.08   259.44        22.94   70.70   121.08   259.44
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider            88.12   126.12   146.57   209.55        18.12   56.12    96.57   209.55
   optional MAV                                    89.66   130.79   154.45   225.73        19.66   60.79   104.45   225.73
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional rider            91.40   136.06   163.31   243.77        21.40   66.06   113.31   243.77
   optional MAV                                    92.94   140.70   171.08   259.44        22.94   70.70   121.08   259.44
AIM V.I. Capital Development Fund, Series II
   base contract with no optional rider            94.58   145.63   179.31   275.91        24.58   75.63   129.31   275.91
   optional MAV                                    96.12   150.24   186.97   291.10        26.12   80.24   136.97   291.10
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional rider            92.43   139.15   168.49   254.25        22.43   69.15   118.49   254.25
   optional MAV                                    93.96   143.78   176.23   269.76        23.96   73.78   126.23   269.76
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional rider            89.56   130.48   153.92   224.66        19.56   60.48   103.92   224.66
   optional MAV                                    91.09   135.13   161.75   240.61        21.09   65.13   111.75   240.61
American Century(R) VP International, Class II
   base contract with no optional rider            94.89   146.55   180.84   278.96        24.89   76.55   130.84   278.96
   optional MAV                                    96.42   151.16   188.50   294.12        26.42   81.16   138.50   294.12
American Century(R) VP Value, Class II
   base contract with no optional rider            91.50   136.37   163.83   244.82        21.50   66.37   113.83   244.82
   optional MAV                                    93.04   141.01   171.59   260.48        23.04   71.01   121.59   260.48

--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Calvert Variable Series, Inc. Social Balanced Portfolio
   base contract with no optional rider           $89.04  $128.92  $151.30  $219.29       $19.04  $58.92  $101.30  $219.29
   optional MAV                                    90.58   133.58   159.15   235.32        20.58   63.58   109.15   235.32
Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional rider            91.71   136.99   164.87   246.92        21.71   66.99   114.87   246.92
   optional MAV                                    93.25   141.62   172.62   262.55        23.25   71.62   122.62   262.55
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional rider            88.74   127.99   149.73   216.05        18.74   57.99    99.73   216.05
   optional MAV                                    90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
Fidelity(R) VIP Mid Cap Portfolio Service
Class 2
   base contract with no optional rider            89.76   131.10   154.97   226.80        19.76   61.10   104.97   226.80
   optional MAV                                    91.30   135.75   162.79   242.72        21.30   65.75   112.79   242.72
Fidelity(R) VIP Overseas Portfolio Service
Class 2
   base contract with no optional rider            92.22   138.54   167.46   252.16        22.22   68.54   117.46   252.16
   optional MAV                                    93.76   143.17   175.20   267.71        23.76   73.17   125.20   267.71
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider            88.74   127.99   149.73   216.05        18.74   57.99    99.73   216.05
   optional MAV                                    90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional rider            90.58   133.58   159.15   235.32        20.58   63.58   109.15   235.32
   optional MAV                                    92.12   138.23   166.94   251.11        22.12   68.23   116.94   251.11
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider            90.79   134.20   160.19   237.44        20.79   64.20   110.19   237.44
   optional MAV                                    92.32   138.84   167.97   253.20        22.32   68.84   117.97   253.20
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider            88.43   127.05   148.15   212.81        18.43   57.05    98.15   212.81
   optional MAV                                    89.97   131.72   156.01   228.93        19.97   61.72   106.01   228.93
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider            89.66   130.79   154.45   225.73        19.66   60.79   104.45   225.73
   optional MAV                                    91.20   135.44   162.27   241.66        21.20   65.44   112.27   241.66
INVESCO VIF - Dynamics Fund
   base contract with no optional rider            91.20   135.44   162.27   241.66        21.20   65.44   112.27   241.66
   optional MAV                                    92.73   140.08   170.04   257.37        22.73   70.08   120.04   257.37
INVESCO VIF - Financial Services Fund
   base contract with no optional rider            91.09   135.13   161.75   240.61        21.09   65.13   111.75   240.61
   optional MAV                                    92.63   139.77   169.53   256.33        22.63   69.77   119.53   256.33
INVESCO VIF - Technology Fund
   base contract with no optional rider            91.09   135.13   161.75   240.61        21.09   65.13   111.75   240.61
   optional MAV                                    92.63   139.77   169.53   256.33        22.63   69.77   119.53   256.33

--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider          $ 91.30  $135.75  $162.79  $242.72       $21.30 $ 65.75  $112.79  $242.72
   optional MAV                                    92.84   140.39   170.56   258.41        22.84   70.39   120.56   258.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional rider            89.86   131.41   155.49   227.87        19.86   61.41   105.49   227.87
   optional MAV                                    91.40   136.06   163.31   243.77        21.40   66.06   113.31   243.77
Janus Aspen Series International Growth
Portfolio: Service Shares
   base contract with no optional rider            89.97   131.72   156.01   228.93        19.97   61.72   106.01   228.93
   optional MAV                                    91.50   136.37   163.83   244.82        21.50   66.37   113.83   244.82
Lazard Retirement International Equity Portfolio
   base contract with no optional rider            92.94   140.70   171.08   259.44        22.94   70.70   121.08   259.44
   optional MAV                                    94.48   145.32   178.79   274.88        24.48   75.32   128.79   274.88
MFS(R) Investors Growth Stock Series -
Service Class
   base contract with no optional rider            92.12   138.23   166.94   251.11        22.12   68.23   116.94   251.11
   optional MAV                                    93.66   142.86   174.68   266.68        23.66   72.86   124.68   266.68
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider            93.55   142.55   174.17   265.65        23.55   72.55   124.17   265.65
   optional MAV                                    95.09   147.17   181.87   281.00        25.09   77.17   131.87   281.00
MFS(R) Utilities Series - Service Class
   base contract with no optional rider            92.22   138.54   167.46   252.16        22.22   68.54   117.46   252.16
   optional MAV                                    93.76   143.17   175.20   267.71        23.76   73.17   125.20   267.71
Pioneer Equity Income VCT Portfolio -
Class II Shares
   base contract with no optional rider            90.58   133.58   159.15   235.32        20.58   63.58   109.15   235.32
   optional MAV                                    92.12   138.23   166.94   251.11        22.12   68.23   116.94   251.11
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider           113.13   200.29   268.64   444.90        43.13  130.29   218.64   444.90
   optional MAV                                   114.67   204.72   275.74   457.56        44.67  134.72   225.74   457.56
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional rider            90.79   134.20   160.19   237.44        20.79   64.20   110.19   237.44
   optional MAV                                    92.32   138.84   167.97   253.20        22.32   68.84   117.97   253.20
Putnam VT International Growth Fund -
Class IB Shares
   base contract with no optional rider            92.32   138.84   167.97   253.20        22.32   68.84   117.97   253.20
   optional MAV                                    93.86   143.47   175.71   268.74        23.86   73.47   125.71   268.74
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider            89.56   130.48   153.92   224.66        19.56   60.48   103.92   224.66
   optional MAV                                    91.09   135.13   161.75   240.61        21.09   65.13   111.75   240.61
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider            95.91   149.62   185.95   289.09        25.91   79.62   135.95   289.09
   optional MAV                                    97.45   154.22   193.58   304.09        27.45   84.22   143.58   304.09

--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Wanger International Small Cap
   base contract with no optional rider           $94.78  $146.24  $180.33  $277.95       $24.78  $76.24  $130.33  $277.95
   optional MAV                                    96.32   150.85   187.99   293.11        26.32   80.85   137.99   293.11
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider            90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
   optional MAV                                    91.81   137.30   165.38   247.97        21.81   67.30   115.38   247.97
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider            90.38   132.96   158.10   233.19        20.38   62.96   108.10   233.19
   optional MAV                                    91.91   137.61   165.90   249.02        21.91   67.61   115.90   249.02
Wells Fargo VT International Equity Fund
   base contract with no optional rider            90.38   132.96   158.10   233.19        20.38   62.96   108.10   233.19
   optional MAV                                    91.91   137.61   165.90   249.02        21.91   67.61   115.90   249.02
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider            92.43   139.15   168.49   254.25        22.43   69.15   118.49   254.25
   optional MAV                                    93.96   143.78   176.23   269.76        23.96   73.78   126.23   269.76

--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5%
annual return and ...
                                                       full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider           $86.07  $119.87  $136.00  $187.62       $16.07  $49.87  $ 86.00  $187.62
   optional MAV                                    87.61   124.56   143.94   204.11        17.61   54.56    93.94   204.11
AXP(R) VP - Bond Fund
   base contract with no optional rider            86.28   120.50   137.06   189.83        16.28   50.50    87.06   189.83
   optional MAV                                    87.81   125.18   144.99   206.29        17.81   55.18    94.99   206.29
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider            86.07   119.87   136.00   187.62        16.07   49.87    86.00   187.62
   optional MAV                                    87.61   124.56   143.94   204.11        17.61   54.56    93.94   204.11
AXP(R) VP - Cash Management Fund
   base contract with no optional rider            85.05   116.74   130.68   176.48        15.05   46.74    80.68   176.48
   optional MAV                                    86.58   121.43   138.65   193.14        16.58   51.43    88.65   193.14
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider            87.40   123.93   142.88   201.92        17.40   53.93    92.88   201.92
   optional MAV                                    88.94   128.61   150.78   218.21        18.94   58.61   100.78   218.21
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider            96.01   149.93   186.46   290.10        26.01   79.93   136.46   290.10
   optional MAV                                    97.55   154.53   194.09   305.09        27.55   84.53   144.09   305.09
AXP(R) VP - Equity Select Fund
   base contract with no optional rider            89.35   129.85   152.88   222.51        19.35   59.85   102.88   222.51
   optional MAV                                    90.89   134.51   160.71   238.50        20.89   64.51   110.71   238.50
AXP(R) VP - Extra Income Fund
   base contract with no optional rider            86.48   121.12   138.12   192.04        16.48   51.12    88.12   192.04
   optional MAV                                    88.02   125.81   146.05   208.47        18.02   55.81    96.05   208.47
AXP(R) VP - Federal Income Fund
   base contract with no optional rider            86.69   121.75   139.18   194.24        16.69   51.75    89.18   194.24
   optional MAV                                    88.22   126.43   147.10   210.64        18.22   56.43    97.10   210.64
AXP(R) VP - Global Bond Fund
   base contract with no optional rider            89.04   128.92   151.30   219.29        19.04   58.92   101.30   219.29
   optional MAV                                    90.58   133.58   159.15   235.32        20.58   63.58   109.15   235.32
AXP(R) VP - Growth Fund
   base contract with no optional rider            87.30   123.62   142.36   200.83        17.30   53.62    92.36   200.83
   optional MAV                                    88.84   128.30   150.25   217.13        18.84   58.30   100.25   217.13
AXP(R) VP - International Fund
   base contract with no optional rider            88.74   127.99   149.73   216.05        18.74   57.99    99.73   216.05
   optional MAV                                    90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
AXP(R) VP - Managed Fund
   base contract with no optional rider            85.87   119.24   134.94   185.40        15.87   49.24    84.94   185.40
   optional MAV                                    87.40   123.93   142.88   201.92        17.40   53.93    92.88   201.92

--------------------------------------------------------------------------------
15 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider           $86.17  $120.18  $136.53  $188.72       $16.17  $50.18  $ 86.53  $188.72
   optional MAV                                    87.71   124.87   144.47   205.20        17.71   54.87    94.47   205.20
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider            93.45   142.24   173.65   264.62        23.45   72.24   123.65   264.62
   optional MAV                                    94.99   146.86   181.36   279.98        24.99   76.86   131.36   279.98
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider            83.10   110.77   120.51   155.03        13.10   40.77    70.51   155.03
   optional MAV                                    84.64   115.48   128.55   172.00        14.64   45.48    78.55   172.00
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider            89.97   131.72   156.01   228.93        19.97   61.72   106.01   228.93
   optional MAV                                    91.50   136.37   163.83   244.82        21.50   66.37   113.83   244.82
AXP(R) VP - Stock Fund
   base contract with no optional rider            89.35   129.85   152.88   222.51        19.35   59.85   102.88   222.51
   optional MAV                                    90.89   134.51   160.71   238.50        20.89   64.51   110.71   238.50
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider            86.07   119.87   136.00   187.62        16.07   49.87    86.00   187.62
   optional MAV                                    87.61   124.56   143.94   204.11        17.61   54.56    93.94   204.11
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional rider            89.35   129.85   152.88   222.51        19.35   59.85   102.88   222.51
   optional MAV                                    90.89   134.51   160.71   238.50        20.89   64.51   110.71   238.50
AIM V.I. Capital Development Fund, Series II
   base contract with no optional rider            92.53   139.46   169.01   255.29        22.53   69.46   119.01   255.29
   optional MAV                                    94.07   144.09   176.74   270.79        24.07   74.09   126.74   270.79
Alliance VP AllianceBernstein International
Value Portfolio (Class B)
   base contract with no optional rider            90.38   132.96   158.10   233.19        20.38   62.96   108.10   233.19
   optional MAV                                    91.91   137.61   165.90   249.02        21.91   67.61   115.90   249.02
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional rider            87.51   124.25   143.41   203.02        17.51   54.25    93.41   203.02
   optional MAV                                    89.04   128.92   151.30   219.29        19.04   58.92   101.30   219.29
American Century(R) VP International, Class II
   base contract with no optional rider            92.84   140.39   170.56   258.41        22.84   70.39   120.56   258.41
   optional MAV                                    94.37   145.01   178.28   273.86        24.37   75.01   128.28   273.86
American Century(R) VP Value, Class II
   base contract with no optional rider            89.45   130.16   153.40   223.59        19.45   60.16   103.40   223.59
   optional MAV                                    90.99   134.82   161.23   239.55        20.99   64.82   111.23   239.55
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional rider            86.99   122.68   140.77   197.54        16.99   52.68    90.77   197.54
   optional MAV                                    88.53   127.36   148.68   213.89        18.53   57.36    98.68   213.89

--------------------------------------------------------------------------------
16 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional rider           $89.66  $130.79  $154.45  $225.73       $19.66  $60.79  $104.45  $225.73
   optional MAV                                    91.20   135.44   162.27   241.66        21.20   65.44   112.27   241.66
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional rider            86.69   121.75   139.18   194.24        16.69   51.75    89.18   194.24
   optional MAV                                    88.22   126.43   147.10   210.64        18.22   56.43    97.10   210.64
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional rider            87.71   124.87   144.47   205.20        17.71   54.87    94.47   205.20
   optional MAV                                    89.25   129.54   152.35   221.44        19.25   59.54   102.35   221.44
Fidelity(R) VIP Overseas Portfolio Service
Class 2
   base contract with no optional rider            90.17   132.34   157.06   231.07        20.17   62.34   107.06   231.07
   optional MAV                                    91.71   136.99   164.87   246.92        21.71   66.99   114.87   246.92
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider            86.69   121.75   139.18   194.24        16.69   51.75    89.18   194.24
   optional MAV                                    88.22   126.43   147.10   210.64        18.22   56.43    97.10   210.64
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
 Fund - Class 2)
   base contract with no optional rider            88.53   127.36   148.68   213.89        18.53   57.36    98.68   213.89
   optional MAV                                    90.07   132.03   156.54   230.00        20.07   62.03   106.54   230.00
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider            88.74   127.99   149.73   216.05        18.74   57.99    99.73   216.05
   optional MAV                                    90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider            86.38   120.81   137.59   190.93        16.38   50.81    87.59   190.93
   optional MAV                                    87.92   125.49   145.52   207.38        17.92   55.49    95.52   207.38
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider            87.61   124.56   143.94   204.11        17.61   54.56    93.94   204.11
   optional MAV                                    89.15   129.23   151.83   220.36        19.15   59.23   101.83   220.36
INVESCO VIF - Dynamics Fund
   base contract with no optional rider            89.15   129.23   151.83   220.36        19.15   59.23   101.83   220.36
   optional MAV                                    90.68   133.89   159.67   236.38        20.68   63.89   109.67   236.38
INVESCO VIF - Financial Services Fund
   base contract with no optional rider            89.04   128.92   151.30   219.29        19.04   58.92   101.30   219.29
   optional MAV                                    90.58   133.58   159.15   235.32        20.58   63.58   109.15   235.32
INVESCO VIF - Technology Fund
   base contract with no optional rider            89.04   128.92   151.30   219.29        19.04   58.92   101.30   219.29
   optional MAV                                    90.58   133.58   159.15   235.32        20.58   63.58   109.15   235.32
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider            89.25   129.54   152.35   221.44        19.25   59.54   102.35   221.44
   optional MAV                                    90.79   134.20   160.19   237.44        20.79   64.20   110.19   237.44

--------------------------------------------------------------------------------
17 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Janus Aspen Series Global Technology Portfolio: Service Shares
   base contract with no optional rider          $ 87.81  $125.18  $144.99  $206.29       $17.81 $ 55.18  $ 94.99  $206.29
   optional MAV                                    89.35   129.85   152.88   222.51        19.35   59.85   102.88   222.51
Janus Aspen Series International Growth
Portfolio: Service Shares
   base contract with no optional rider            87.92   125.49   145.52   207.38        17.92   55.49    95.52   207.38
   optional MAV                                    89.45   130.16   153.40   223.59        19.45   60.16   103.40   223.59
Lazard Retirement International Equity Portfolio
   base contract with no optional rider            90.89   134.51   160.71   238.50        20.89   64.51   110.71   238.50
   optional MAV                                    92.43   139.15   168.49   254.25        22.43   69.15   118.49   254.25
MFS(R) Investors Growth Stock Series -
Service Class
   base contract with no optional rider            90.07   132.03   156.54   230.00        20.07   62.03   106.54   230.00
   optional MAV                                    91.61   136.68   164.35   245.87        21.61   66.68   114.35   245.87
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider            91.50   136.37   163.83   244.82        21.50   66.37   113.83   244.82
   optional MAV                                    93.04   141.01   171.59   260.48        23.04   71.01   121.59   260.48
MFS(R) Utilities Series - Service Class
   base contract with no optional rider            90.17   132.34   157.06   231.07        20.17   62.34   107.06   231.07
   optional MAV                                    91.71   136.99   164.87   246.92        21.71   66.99   114.87   246.92
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional rider            88.53   127.36   148.68   213.89        18.53   57.36    98.68   213.89
   optional MAV                                    90.07   132.03   156.54   230.00        20.07   62.03   106.54   230.00
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider           111.08   194.35   259.11   427.70        41.08  124.35   209.11   427.70
   optional MAV                                   112.62   198.80   266.27   440.63        42.62  128.80   216.27   440.63
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional rider            88.74   127.99   149.73   216.05        18.74   57.99    99.73   216.05
   optional MAV                                    90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional rider            90.27   132.65   157.58   232.13        20.27   62.65   107.58   232.13
   optional MAV                                    91.81   137.30   165.38   247.97        21.81   67.30   115.38   247.97
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider            87.51   124.25   143.41   203.02        17.51   54.25    93.41   203.02
   optional MAV                                    89.04   128.92   151.30   219.29        19.04   58.92   101.30   219.29
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider            93.86   143.47   175.71   268.74        23.86   73.47   125.71   268.74
   optional MAV                                    95.40   148.09   183.40   284.04        25.40   78.09   133.40   284.04
Wanger International Small Cap
   base contract with no optional rider            92.73   140.08   170.04   257.37        22.73   70.08   120.04   257.37
   optional MAV                                    94.27   144.71   177.77   272.84        24.27   74.71   127.77   272.84

--------------------------------------------------------------------------------
18 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider           $88.22  $126.43  $147.10  $210.64       $18.22  $56.43  $ 97.10  $210.64
   optional MAV                                    89.76   131.10   154.97   226.80        19.76   61.10   104.97   226.80
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider            88.33   126.74   147.63   211.72        18.33   56.74    97.63   211.72
   optional MAV                                    89.86   131.41   155.49   227.87        19.86   61.41   105.49   227.87
Wells Fargo VT International Equity Fund
   base contract with no optional rider            88.33   126.74   147.63   211.72        18.33   56.74    97.63   211.72
   optional MAV                                    89.86   131.41   155.49   227.87        19.86   61.41   105.49   227.87
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider            90.38   132.96   158.10   233.19        20.38   62.96   108.10   233.19
   optional MAV                                    91.91   137.61   165.90   249.02        21.91   67.61   115.90   249.02

* In these examples the $30 contract administrative charge is approximated as a 0.038% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider these examples representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
19 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ...
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider          $ 90.60  $133.64  $109.25  $235.53       $20.60  $63.64  $109.25  $235.53
   optional MAV                                    92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
AXP(R) VP - Bond Fund
   base contract with no optional rider            90.81   134.26   110.29   237.65        20.81   64.26   110.29   237.65
   optional MAV                                    92.35   138.91   118.08   253.41        22.35   68.91   118.08   253.41
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider            90.60   133.64   109.25   235.53        20.60   63.64   109.25   235.53
   optional MAV                                    92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
AXP(R) VP - Cash Management Fund
   base contract with no optional rider            89.58   130.54   104.03   224.87        19.58   60.54   104.03   224.87
   optional MAV                                    91.12   135.19   111.85   240.82        21.12   65.19   111.85   240.82
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider            91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional MAV                                    93.47   142.30   123.76   264.82        23.47   72.30   123.76   264.82
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider           100.55   163.43   158.78   333.63        30.55   93.43   158.78   333.63
   optional MAV                                   102.08   167.98   166.26   347.97        32.08   97.98   166.26   347.97
AXP(R) VP - Equity Select Fund
   base contract with no optional rider            93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional MAV                                    95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
AXP(R) VP - Extra Income Fund
   base contract with no optional rider            91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional MAV                                    92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
AXP(R) VP - Federal Income Fund
   base contract with no optional rider            91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
AXP(R) VP - Global Bond Fund
   base contract with no optional rider            93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
AXP(R) VP - Growth Fund
   base contract with no optional rider            91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
AXP(R) VP - International Fund
   base contract with no optional rider            93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
AXP(R) VP - Managed Fund
   base contract with no optional rider            90.40   133.02   108.21   233.41        20.40   63.02   108.21   233.41
   optional MAV                                    91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider           $90.71  $133.95  $109.77  $236.59       $20.71  $63.95  $109.77  $236.59
   optional MAV                                    92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider            97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV                                    99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider            87.63   124.62    94.04   204.33        17.63   54.62    94.04   204.33
   optional MAV                                    89.17   129.29   101.93   220.58        19.17   59.29   101.93   220.58
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider            94.50   145.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional MAV                                    96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
AXP(R) VP - Stock Fund
   base contract with no optional rider            93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional MAV                                    95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider            90.60   133.64   109.25   235.53        20.60   63.64   109.25   235.53
   optional MAV                                    92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional rider            93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional MAV                                    95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
AIM V.I. Capital Development Fund, Series II
   base contract with no optional rider            97.06   153.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional MAV                                    98.60   157.64   149.24   315.15        28.60   87.64   149.24   315.15
Alliance VP AllianceBernstein International
Value Portfolio (Class B)
   base contract with no optional rider            94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                    96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional rider            92.04   137.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional MAV                                    93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
American Century(R) VP International, Class II
   base contract with no optional rider            97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV                                    98.91   158.56   150.75   318.09        28.91   88.56   150.75   318.09
American Century(R) VP Value, Class II
   base contract with no optional rider            93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV                                    95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional rider            91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69


--------------------------------------------------------------------------------
21 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional rider           $94.19  $144.46  $127.36  $272.02       $24.19  $74.46  $127.36  $272.02
   optional MAV                                    95.73   149.07   135.04   287.27        25.73   79.07   135.04   287.27
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional rider            91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
Fidelity(R) VIP Mid Cap Portfolio Service
Class 2
   base contract with no optional rider            92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional MAV                                    93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
Fidelity(R) VIP Overseas Portfolio Service
Class 2
   base contract with no optional rider            94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                    96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider            91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional rider            93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider            93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider            90.91   134.57   110.81   238.71        20.91   64.57   110.81   238.71
   optional MAV                                    92.45   139.22   118.60   254.45        22.45   69.22   118.60   254.45
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider            92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
INVESCO VIF - Dynamics Fund
   base contract with no optional rider            93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional MAV                                    95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
INVESCO VIF - Financial Services Fund
   base contract with no optional rider            93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
INVESCO VIF - Technology Fund
   base contract with no optional rider            93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider            93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional rider          $ 92.35  $138.91  $118.08  $253.41       $22.35 $ 68.91  $118.08  $253.41
   optional MAV                                    93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
Janus Aspen Series International Growth
Portfolio: Service Shares
   base contract with no optional rider            92.45   139.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional MAV                                    93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
Lazard Retirement International Equity Portfolio
   base contract with no optional rider            95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
MFS(R) Investors Growth Stock Series -
Service Class
   base contract with no optional rider            94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV                                    96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider            96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional MAV                                    97.57   154.59   144.19   305.28        27.57   84.59   144.19   305.28
MFS(R) Utilities Series - Service Class
   base contract with no optional rider            94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                    96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional rider            93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider           115.61   207.44   230.07   465.24        45.61  137.44   230.07   465.24
   optional MAV                                   117.15   211.85   237.10   477.59        47.15  141.85   237.10   477.59
Putnam VT Health Sciences Fund - Class IB
Shares
   base contract with no optional rider            93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional rider            94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV                                    96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider            92.04   137.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional MAV                                    93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider            98.39   157.03   148.23   313.18        28.39   87.03   148.23   313.18
   optional MAV                                    99.93   161.60   155.78   327.83        29.93   91.60   155.78   327.83
Wanger International Small Cap
   base contract with no optional rider            97.27   153.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional MAV                                    98.80   158.25   150.25   317.11        28.80   88.25   150.25   317.11


--------------------------------------------------------------------------------
23 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider           $92.76  $140.14  $120.15  $257.58       $22.76  $70.14  $120.15  $257.58
   optional MAV                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider            92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
Wells Fargo VT International Equity Fund
   base contract with no optional rider            92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider            94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                    96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32


--------------------------------------------------------------------------------
24 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ...
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider          $ 88.55  $127.43  $ 98.78  $214.11       $18.55  $57.43  $ 98.78  $214.11
   optional MAV                                    90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
AXP(R) VP - Bond Fund
   base contract with no optional rider            88.76   128.05    99.83   216.27        18.76   58.05    99.83   216.27
   optional MAV                                    90.30   132.71   107.69   232.34        20.30   62.71   107.69   232.34
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider            88.55   127.43    98.78   214.11        18.55   57.43    98.78   214.11
   optional MAV                                    90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
AXP(R) VP - Cash Management Fund
   base contract with no optional rider            87.53   124.31    93.52   203.24        17.53   54.31    93.52   203.24
   optional MAV                                    89.07   128.98   101.41   219.50        19.07   58.98   101.41   219.50
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider            89.89   131.47   105.60   228.08        19.89   61.47   105.60   228.08
   optional MAV                                    91.42   136.12   113.41   243.98        21.42   66.12   113.41   243.98
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional MAV                                   100.03   161.91   156.28   328.80        30.03   91.91   156.28   328.80
AXP(R) VP - Equity Select Fund
   base contract with no optional rider            91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
AXP(R) VP - Extra Income Fund
   base contract with no optional rider            88.96   128.67   100.88   218.43        18.96   58.67   100.88   218.43
   optional MAV                                    90.50   133.33   108.73   234.47        20.50   63.33   108.73   234.47
AXP(R) VP - Federal Income Fund
   base contract with no optional rider            89.17   129.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional MAV                                    90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
AXP(R) VP - Global Bond Fund
   base contract with no optional rider            91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
AXP(R) VP - Growth Fund
   base contract with no optional rider            89.78   131.16   105.07   227.01        19.78   61.16   105.07   227.01
   optional MAV                                    91.32   135.81   112.89   242.93        21.32   65.81   112.89   242.93
AXP(R) VP - International Fund
   base contract with no optional rider            91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
AXP(R) VP - Managed Fund
   base contract with no optional rider            88.35   126.80    97.73   211.94        18.35   56.80    97.73   211.94
   optional MAV                                    89.89   131.47   105.60   228.08        19.89   61.47   105.60   228.08


--------------------------------------------------------------------------------
25 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider           $88.66  $127.74  $ 99.31  $215.19       $18.66  $57.74  $ 99.31  $215.19
   optional MAV                                    90.19   132.40   107.16   231.28        20.19   62.40   107.16   231.28
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider            95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                    97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider            85.58   118.37    83.45   182.29        15.58   48.37    83.45   182.29
   optional MAV                                    87.12   123.06    91.40   198.86        17.12   53.06    91.40   198.86
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider            92.45   139.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional MAV                                    93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
AXP(R) VP - Stock Fund
   base contract with no optional rider            91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider            88.55   127.43    98.78   214.11        18.55   57.43    98.78   214.11
   optional MAV                                    90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional rider            91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
AIM V.I. Capital Development Fund, Series II
   base contract with no optional rider            95.01   146.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional MAV                                    96.55   151.52   139.11   295.32        26.55   81.52   139.11   295.32
Alliance VP AllianceBernstein International
Value Portfolio (Class B)
   base contract with no optional rider            92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
Alliance VP Growth and Income Portfolio
(Class B)
   base contract with no optional rider            89.99   131.78   106.12   229.15        19.99   61.78   106.12   229.15
   optional MAV                                    91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
American Century(R) VP International, Class II
   base contract with no optional rider            95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                    96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
American Century(R) VP Value, Class II
   base contract with no optional rider            91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional MAV                                    93.47   142.30   123.76   264.82        23.47   72.30   123.76   264.82
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional rider            89.48   130.23   103.50   223.80        19.48   60.23   103.50   223.80
   optional MAV                                    91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76


--------------------------------------------------------------------------------
26 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional rider           $92.14  $138.29  $117.04  $251.32       $22.14  $68.29  $117.04  $251.32
   optional MAV                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional rider            89.17   129.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional MAV                                    90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
Fidelity(R) VIP Mid Cap Portfolio Service
Class 2
   base contract with no optional rider            90.19   132.40   107.16   231.28        20.19   62.40   107.16   231.28
   optional MAV                                    91.73   137.05   114.97   247.13        21.73   67.05   114.97   247.13
Fidelity(R) VIP Overseas Portfolio Service
Class 2
   base contract with no optional rider            92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                    94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider            89.17   129.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional MAV                                    90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional rider            91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional MAV                                    92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider            91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider            88.86   128.36   100.36   217.35        18.86   58.36   100.36   217.35
   optional MAV                                    90.40   133.02   108.21   233.41        20.40   63.02   108.21   233.41
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider            90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional MAV                                    91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
INVESCO VIF - Dynamics Fund
   base contract with no optional rider            91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional MAV                                    93.17   141.38   122.21   261.72        23.17   71.38   122.21   261.72
INVESCO VIF - Financial Services Fund
   base contract with no optional rider            91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
INVESCO VIF - Technology Fund
   base contract with no optional rider            91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider            91.73   137.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional MAV                                    93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76


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27  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional rider          $ 90.30  $132.71  $107.69  $232.34       $20.30 $ 62.71  $107.69  $232.34
   optional MAV                                    91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
Janus Aspen Series International Growth
Portfolio: Service Shares
   base contract with no optional rider            90.40   133.02   108.21   233.41        20.40   63.02   108.21   233.41
   optional MAV                                    91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23
Lazard Retirement International Equity Portfolio
   base contract with no optional rider            93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
MFS(R) Investors Growth Stock Series - Service
Class
   base contract with no optional rider            92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional MAV                                    94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider            93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV                                    95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
MFS(R) Utilities Series - Service Class
   base contract with no optional rider            92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                    94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional rider            91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional MAV                                    92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider           113.56   201.53   220.63   448.46        43.56  131.53   220.63   448.46
   optional MAV                                   115.10   205.96   227.72   461.08        45.10  135.96   227.72   461.08
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional rider            91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional rider            92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider            89.99   131.78   106.12   229.15        19.99   61.78   106.12   229.15
   optional MAV                                    91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider            96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional MAV                                    97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25
Wanger International Small Cap
   base contract with no optional rider            95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV                                    96.75   152.14   140.13   297.32        26.75   82.14   140.13   297.32


--------------------------------------------------------------------------------
28 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                   1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider           $90.71  $133.95  $109.77  $236.59       $20.71  $63.95  $109.77  $236.59
   optional MAV                                    92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider            90.81   134.26   110.29   237.65        20.81   64.26   110.29   237.65
   optional MAV                                    92.35   138.91   118.08   253.41        22.35   68.91   118.08   253.41
Wells Fargo VT International Equity Fund
   base contract with no optional rider            90.81   134.26   110.29   237.65        20.81   64.26   110.29   237.65
   optional MAV                                    92.35   138.91   118.08   253.41        22.35   68.91   118.08   253.41
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider            92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07


* In these examples for RAVA Select, the $30 contract administrative charge is approximated as a 0.030% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
29 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

Condensed Financial Information


To be filed by Amendment.

--------------------------------------------------------------------------------
30 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

Financial Statements


To be filed by Amendment.


Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of all applicable charges, including:

o   contract administrative charge,


o   mortality and expense risk fee,

o   MAV fee, and

o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for an optional feature.


Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
31 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
BC7                                  AXP(R) Variable        Objective: long-term total return     IDS Life, investment manager;
BC8                                  Portfolio - Blue       exceeding that of the U.S. stock      American Express Financial
                                     Chip Advantage Fund    market. Invests primarily in blue     Corporation (AEFC), investment
                                                            chip stocks. Blue chip stocks are     adviser.
                                                            issued by companies with a market
                                                            capitalization of at least $1
                                                            billion, an established management,
                                                            a history of consistent earnings
                                                            and a leading position within their
                                                            respective industries.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
BD7                                  AXP(R) Variable        Objective: high level of current      IDS Life, investment manager;
BD8                                  Portfolio - Bond Fund  income while conserving the value     AEFC, investment adviser.
                                                            of the investment for the longest
                                                            time period. Invests primarily in
                                                            bonds and other debt obligations.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
CR7                                  AXP(R) Variable        Objective: capital appreciation.      IDS Life, investment manager;
CR8                                  Portfolio - Capital    Invests primarily in U.S. common      AEFC, investment adviser.
                                     Resource               Fund stocks and
                                                            other securities
                                                            convertible into
                                                            common stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
CM7                                  AXP(R) Variable        Objective: maximum current income     IDS Life, investment manager;
CM8                                  Portfolio - Cash       consistent with liquidity and         AEFC, investment adviser.
                                     Management Fund        stability of principal. Invests
                                                            primarily in money market
                                                            securities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
DE7                                  AXP(R) Variable        Objective: high level of current      IDS Life, investment manager;
DE8                                  Portfolio -            income and, as a secondary goal,      AEFC, investment adviser.
                                     Diversified Equity     steady growth of capital. Invests
                                     Income Fund            primarily in dividend-paying common
                                                            and preferred stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
EM7                                  AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
EM8                                  Portfolio - Emerging   growth. Invests primarily in equity   AEFC, investment adviser;
                                     Markets Fund           securities of companies in emerging   American Express Asset
                                                            market countries.                     Management International,
                                                                                                  Inc., a wholly-owned
                                                                                                  subsidiary of AEFC, is the
                                                                                                  sub-adviser.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
ES7                                  AXP(R) Variable        Objective: growth of capital.         IDS Life, investment manager;
ES8                                  Portfolio - Equity     Invests primarily in equity           AEFC, investment adviser.
                                     Select Fund            securities of medium-sized
                                                            companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
EI7                                  AXP(R) Variable        Objective: high current income,       IDS Life, investment manager;
EI8                                  Portfolio - Extra      with capital growth as a secondary    AEFC, investment adviser.
                                     Income Fund            objective. Invests primarily in
                                                            high-yielding, high-risk corporate
                                                            bonds (junk bonds) issued by U.S.
                                                            and foreign companies and
                                                            governments.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

--------------------------------------------------------------------------------
32 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
FI7                                  AXP(R) Variable        Objective: high level of current      IDS Life, investment manager;
FI8                                  Portfolio - Federal    income and safety of principal        AEFC, investment adviser.
                                     Income Fund            consistent with an investment in
                                                            U.S. government and government
                                                            agency securities. Invests
                                                            primarily in debt obligations
                                                            issued or guaranteed as to
                                                            principal and interest by the U.S.
                                                            government, its agencies or
                                                            instrumentalities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
GB7                                  AXP(R) Variable        Objective: high total return          IDS Life, investment manager;
GB8                                  Portfolio - Global     through income and growth of          AEFC, investment adviser.
                                     Bond Fund              capital. Non-diversified mutual
                                                            fund that invests primarily in debt
                                                            obligations of U.S. and foreign
                                                            issuers.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
GR7                                  AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
GR8                                  Portfolio - Growth     growth. Invests primarily in common   AEFC, investment adviser.
                                     Fund                   stocks and
                                                            securities
                                                            convertible into
                                                            common stocks that
                                                            appear to offer
                                                            growth
                                                            opportunities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
IE7                                  AXP(R) Variable        Objective: capital appreciation.      IDS Life, investment manager;
IE8                                  Portfolio -            Invests primarily in common stock     AEFC, investment adviser.
                                     International Fund     or convertible securities of          American Express Asset
                                                            foreign issuers that offer strong     Management International,
                                                            growth potential.                     Inc., a wholly-owned
                                                                                                  subsidiary of AEFC, is the
                                                                                                  sub-adviser.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
MF7                                  AXP(R) Variable        Objective: maximum total investment   IDS Life, investment manager;
MF8                                  Portfolio - Managed    return through a combination of       AEFC, investment adviser.
                                     Fund                   capital growth and
                                                            current income.
                                                            Invests primarily in
                                                            stocks, convertible
                                                            securities, bonds
                                                            and other debt
                                                            securities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
ND7                                  AXP(R) Variable        Objective: long-term growth of        IDS Life, investment manager;
ND8                                  Portfolio - New        capital. Invests primarily in         AEFC, investment adviser.
                                     Dimensions             Fund(R) common
                                                            stocks showing
                                                            potential for
                                                            significant growth.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
SV7                                  AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
SV8                                  Portfolio - Partners   appreciation. Non-diversified fund    AEFC, investment adviser;
                                     Small Cap Value Fund   that invests primarily in equity      Royce & Associates, LLC and
                                                            securities.                           EQSF Advisers, Inc.,
                                                                                                  sub-advisers.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
IV7                                  AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
IV8                                  Portfolio - S&P 500    appreciation. Non-diversified fund    AEFC, investment adviser.
                                     Index                  Fund that invests
                                                            primarily in
                                                            securities that are
                                                            expected to provide
                                                            investment results
                                                            that correspond to
                                                            the performance of
                                                            the S&P 500 Index.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

--------------------------------------------------------------------------------
33 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
SC7                                  AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
SC8                                  Portfolio - Small      growth. Invests primarily in equity   AEFC, investment adviser;
                                     Cap                    Advantage Fund
                                                            stocks of small
                                                            companies that are
                                                            Kenwood Capital
                                                            Management often
                                                            included in the
                                                            Russell 2000 LLC,
                                                            sub-adviser. Index
                                                            and/or have market
                                                            capitalization under
                                                            $2 billion.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
ST7                                  AXP(R) Variable        Objective: current income and         IDS Life, investment manager;
ST8                                  Portfolio - Stock      growth of capital. Invests            AEFC, investment adviser.
                                     Fund                   primarily in common
                                                            stocks and
                                                            securities
                                                            convertible into
                                                            common stock.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
SA7                                  AXP(R) Variable        Objective: capital appreciation.      IDS Life, investment manager;
SA8                                  Portfolio - Strategy   Invests primarily in equity           AEFC, investment adviser.
                                     Aggressive Fund        securities of growth companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AC                                  AIM V.I. Capital       Objective: growth of capital.         A I M Advisors, Inc.
8AC                                  Appreciation Fund,     Invests principally in common
                                     Series II              stocks of companies likely to
                                                            benefit from new or innovative
                                                            products, services or processes as
                                                            well as those with above-average
                                                            growth and excellent prospects for
                                                            future growth.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AD                                  AIM V.I. Capital       Objective: long term growth of        A I M Advisors, Inc.
8AD                                  Development Fund,      capital. Invests primarily in
                                     Series                 II securities
                                                            (including common
                                                            stocks, convertible
                                                            securities and
                                                            bonds) of small- and
                                                            medium-sized
                                                            companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AB                                  Alliance VP            Objective: long-term growth of        Alliance Capital Management,
8AB                                  AllianceBernstein      capital. Invests primarily in a       L.P.
                                     International Value    diversified portfolio of foreign
                                     Portfolio (Class B)    equity securities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AL                                  Alliance VP Growth     Objective: reasonable current         Alliance Capital Management,
8AL                                  and Income Portfolio   income and reasonable appreciation.   L.P.
                                     (Class                 B) Invests primarily
                                                            in dividend-paying
                                                            common stocks of
                                                            good quality.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AI                                  American Century(R)    Objective: long term capital          American Century Investment
8AI                                  VP International,      growth. Invests primarily in stocks   Management, Inc.
                                     Class                  II of growing
                                                            foreign companies in
                                                            developed countries.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AV                                  American Century(R)    Objective: long-term capital          American Century Investment
8AV                                  VP Value, Class II     growth, with income as a secondary    Management, Inc.
                                                            objective. Invests primarily in
                                                            stocks of companies that management
                                                            believes to be undervalued at the
                                                            time of purchase.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

--------------------------------------------------------------------------------
34 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SR                                  Calvert Variable       Objective: income and capital         Calvert Asset Management
8SR                                  Series, Inc. Social    growth. Invests primarily in          Company, Inc. (CAMCO),
                                     Balanced Portfolio     stocks, bonds and money market        investment adviser. SSgA Funds
                                                            instruments which offer income and    Management, Inc. and Brown
                                                            capital growth opportunity and        Capital Management are the
                                                            which satisfy the investment and      investment subadvisers.
                                                            social criteria.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7CG                                  Evergreen VA Capital   Objective: long-term capital          Evergreen Investment
8CG                                  Growth Fund, Class L   growth. The fund seeks to achieve     Management Company, LLC.
                                     Shares                 its goal by investing primarily in    Pilgrim Baxter Value
                                                            common stocks of large U.S.           Investors, Inc. is the
                                                            companies, which the portfolio        sub-investment adviser.
                                                            managers believe have the potential
                                                            for capital growth over the
                                                            intermediate- and long-term.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FG                                  Fidelity(R) VIP        Strategy: high total return through   Fidelity Management & Research
8FG                                  Growth & Income        a combination of current income and   Company (FMR), investment
                                     Portfolio Service      capital appreciation. Normally        manager; FMR U.K. and FMR Far
                                     Class 2                invests a majority of assets in       East, sub-investment advisers.
                                                            common stocks with a
                                                            focus on those that
                                                            pay current
                                                            dividends and show
                                                            potential for
                                                            capital
                                                            appreciation.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FM                                  Fidelity(R) VIP Mid    Strategy : long-term growth of        FMR, investment manager; FMR
8FM                                  Cap Portfolio          capital. Normally invests at least    U.K. and FMR Far East,
                                     Service Class 2        80% of assets in securities of        sub-investment advisers.
                                                            companies with medium market
                                                            capitalization common stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FO                                  Fidelity(R) VIP        Strategy : long-term growth of        FMR, investment manager; FMR
8FO                                  Overseas Portfolio     capital. Invests primarily in         U.K., FMR Far East, Fidelity
                                     Service Class 2        common stocks of foreign securities.  International Investment
                                                                                                  Advisers (FIIA) and FIIA U.K.,
                                                                                                  sub-investment advisers.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7RE                                  FTVIPT Franklin Real   Objective: capital appreciation       Franklin Advisers, Inc.
8RE                                  Estate Fund - Class 2  with a secondary goal to earn
                                                            current income.
                                                            Invests at least 80%
                                                            of its net assets in
                                                            investments of
                                                            companies operating
                                                            in the real estate
                                                            sector industry. The
                                                            Fund invests
                                                            primarily in equity
                                                            real estate
                                                            investment trusts
                                                            (REITs).
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

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


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SI                                  FTVIPT Franklin        Objective: long-term total return.    Franklin Advisory Services, LLC
8SI                                  Small Cap Value        Invests at least 80% of its net
                                     Securities Fund -      assets in investments of
                                     Class 2 (previously    small  capitalization
                                     FTVIPT Franklin        companies. For this Fund,
                                     Value Securities       small capitalization
                                     Fund - Class 2)        companies are those that have a
                                                            market cap not exceeding $2.5
                                                            billion, at the time
                                                            of purchase. Invests
                                                            primarily in equity
                                                            securities of
                                                            companies that
                                                            manager believes are
                                                            selling
                                                            substantially below
                                                            the underlying value
                                                            of their assets or
                                                            their private market
                                                            value.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MS                                  FTVIPT Mutual Shares   Objective: capital appreciation       Franklin Mutual Advisers, LLC
8MS                                  Securities Fund -      with income as a secondary goal.
                                     Class 2                Invests primarily in equity
                                                            securities of companies that the
                                                            manager believes are available at
                                                            market prices less than their value
                                                            based on certain recognized or
                                                            objective criteria (intrinsic
                                                            value).
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7UE                                  Goldman Sachs VIT      Objective: seeks long-term growth     Goldman Sachs Asset Management
8UE                                  CORE(SM) U.S. Equity   of capital and dividend income.
                                     Fund                   Invests, under normal
                                                            circumstances, at least 90% of its
                                                            total assets (not including
                                                            securities lending collateral and
                                                            any investment of that collateral)
                                                            measured at time of purchase in a
                                                            broadly diversified portfolio of
                                                            large-cap and blue chip equity
                                                            investments representing all major
                                                            sectors of the U.S. economy.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MC                                  Goldman Sachs VIT      Objective: seeks long-term capital    Goldman Sachs Asset Management
8MC                                  Mid Cap Value Fund     appreciation. Invests, under normal
                                                            circumstances, at
                                                            least 80% of its net
                                                            assets plus any
                                                            borrowing for
                                                            investment purposes
                                                            (measured at time of
                                                            purchase) in a
                                                            diversified
                                                            portfolio of equity
                                                            investments in
                                                            mid-capitalization
                                                            issuers within the
                                                            range of the market
                                                            capitalization of
                                                            companies
                                                            constituting the
                                                            Russell Midcap Value
                                                            Index at the time of
                                                            investment.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

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


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7ID                                  INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8ID                                  Dynamics Fund          capital. Invests primarily in
                                                            common stocks of
                                                            mid-sized companies
                                                            -- companies
                                                            included in the
                                                            Russell Mid-Cap
                                                            Growth Index at the
                                                            time of purchase, or
                                                            if not included in
                                                            that index, those
                                                            with market
                                                            capitalizations
                                                            between $2.5 billion
                                                            and $15 billion, at
                                                            the time of
                                                            purchase. The Fund
                                                            also has the
                                                            flexibility to
                                                            invest in other
                                                            types of securities,
                                                            including preferred
                                                            stocks, convertible
                                                            securities and
                                                            bonds.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FS                                  INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8FS                                  Financial Services     capital. Aggressively managed.
                                     Fund                   Invests at least 80% of its assets
                                                            in the equity securities and equity
                                                            related instruments of companies
                                                            involved in the financial services
                                                            sector. These companies include,
                                                            but are not limited to, banks,
                                                            insurance companies, and investment
                                                            and miscellaneous industries (asset
                                                            managers, brokerage firms, and
                                                            government-sponsored agencies and
                                                            suppliers to financial services
                                                            companies).
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7TC                                  INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8TC                                  Technology Fund        capital. The Fund is aggressively
                                                            managed. Invests at
                                                            least 80% of its
                                                            assets in equity
                                                            securities and
                                                            equity related
                                                            instruments of
                                                            companies engaged in
                                                            technology-related
                                                            industries. These
                                                            include, but are not
                                                            limited to, applied
                                                            technology,
                                                            biotechnology,
                                                            communications,
                                                            computers,
                                                            electronics,
                                                            Internet, IT
                                                            services and
                                                            consulting,
                                                            software,
                                                            telecommunications
                                                            equipment and
                                                            services, IT
                                                            infrastructure, and
                                                            networking
                                                            companies. Many of
                                                            these products and
                                                            services are subject
                                                            to rapid
                                                            obsolescence, which
                                                            may lower the market
                                                            value of securities
                                                            of the companies in
                                                            this sector.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

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


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7TL                                  INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8TL                                  Telecommunications     capital. Current income is a
                                     Fund                   secondary objective. The Fund is
                                                            aggressively managed. Invests
                                                            primarily in equity securities of
                                                            companies involved in the design,
                                                            development, manufacture,
                                                            distribution or sale of
                                                            communications services and
                                                            equipment, and companies that are
                                                            involved in supplying equipment or
                                                            services to such companies. The
                                                            telecommunications sector includes
                                                            companies that offer telephone
                                                            services, wireless communications,
                                                            satellite communications,
                                                            television and movie programming,
                                                            broadcasting and Internet access.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7GT                                  Janus Aspen Series     Objective: long-term growth of        Janus Capital
8GT                                  Global Technology      capital. Non-diversified mutual
                                     Portfolio: Service     fund that invests, under normal
                                     Shares                 circumstances, at least 80% of its
                                                            net assets in
                                                            securities of
                                                            companies that the
                                                            portfolio manager
                                                            believes will
                                                            benefit
                                                            significantly from
                                                            advances or
                                                            improvements in
                                                            technology. It
                                                            implements this
                                                            policy by investing
                                                            primarily in equity
                                                            securities of U.S.
                                                            and foreign
                                                            companies selected
                                                            for their growth
                                                            potential.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7IG                                  Janus Aspen Series     Objective: long-term growth of        Janus Capital
8IG                                  International Growth   capital. Invests, under normal
                                     Portfolio: Service     circumstances, at least 80% of its
                                     Shares                 net assets in securities of issuers
                                                            from at least five
                                                            different countries,
                                                            excluding the United
                                                            States. Although the
                                                            Portfolio intends to
                                                            invest substantially
                                                            all of its assets in
                                                            issuers located
                                                            outside the United
                                                            States, it may at
                                                            times invest in U.S.
                                                            issuers and it may
                                                            at times invest all
                                                            of its assets in
                                                            fewer than five
                                                            countries or even a
                                                            single country.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

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


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7IP                                  Lazard Retirement      Objective: long-term capital          Lazard Asset Management
8IP                                  International Equity   appreciation. Invests primarily in
                                     Portfolio              equity securities, principally
                                                            common stocks of relatively large
                                                            non-U.S. companies with market
                                                            capitalizations in the range of the
                                                            Morgan Stanley Capital
                                                            International (MSCI) Europe,
                                                            Australia and Far East (EAFE(R))
                                                            Index that the Investment Manager
                                                            believes are undervalued based on
                                                            their earnings, cash flow or asset
                                                            values.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MG                                  MFS(R) Investors       Objective: long-term growth of        MFS Investment Management(R)
8MG                                  Growth Stock Series    capital and future income. Invests
                                     - Service Class        at least 80% of its
                                                            total assets in
                                                            common stocks and
                                                            related securities
                                                            of companies which
                                                            MFS believes offer
                                                            better than average
                                                            prospects for
                                                            long-term growth.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MD                                  MFS(R) New Discovery   Objective: capital appreciation.      MFS Investment Management(R)
8MD                                  Series - Service       Invests primarily in equity
                                     Class                  securities of emerging growth
                                                            companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7UT                                  MFS(R) Utilities       Objective: capital growth and         MFS Investment Management(R)
8UT                                  Series - Service       current income. Invests primarily
                                     Class                  in equity and debt
                                                            securities of
                                                            domestic and foreign
                                                            companies in the
                                                            utilities industry.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7PE                                  Pioneer Equity         Objective: current income and         Pioneer
8PE                                  Income VCT Portfolio   long-term growth of capital from a
                                     - Class II Shares      portfolio consisting primarily of
                                                            income producing equity securities
                                                            of U.S. corporations. Invests
                                                            primarily in common stocks,
                                                            preferred stocks and interests in
                                                            real estate investment trusts
                                                            (REITs). Normally, the portfolio
                                                            invests at least 80% of its total
                                                            assets in income producing equity
                                                            securities. The remainder of the
                                                            portfolio may be invested in debt
                                                            securities, most of which are
                                                            expected to be convertible into
                                                            common stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

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


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7EU                                  Pioneer Europe VCT     Objective: long-term growth of        Pioneer
8EU                                  Portfolio - Class II   capital. Invests primarily in
                                     Shares                 equity securities of European
                                                            issuers including common stocks,
                                                            preferred stocks, rights,
                                                            depositary receipts, warrants and
                                                            debt securities convertible into
                                                            common stock. Normally, the
                                                            portfolio invests 80% of its total
                                                            assets in equity securities of
                                                            European issuers. The portfolio may
                                                            also purchase forward foreign
                                                            currency contracts in connection
                                                            with its investments.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7HS                                  Putnam VT Health       Objective: capital appreciation.      Putnam Investment Management,
8HS                                  Sciences Fund -        The fund seeks its goal by            LLC
                                     Class                  IB Shares investing
                                                            at least 80%of its
                                                            net assets in common
                                                            stocks of U.S.
                                                            companies in the
                                                            health sciences
                                                            industries, with a
                                                            focus on growth
                                                            stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7PI                                  Putnam VT              Objective: capital appreciation.      Putnam Investment Management,
8PI                                  International Growth   The fund seeks its goal by            LLC
                                     Fund - Class IB        investing mainly in stocks
                                     Shares                 outside the United States.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7VS                                  Putnam VT Vista Fund   Objective: capital appreciation.      Putnam Investment Management,
8VS                                  - Class IB Shares      The fund seeks its goal by            LLC
                                                            investing mainly in common stocks
                                                            of U.S. companies with a focus on
                                                            growth stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SO                                  Strong Opportunity     Objective: seeks capital growth.      Strong Capital Management, Inc.
8SO                                  Fund II - Advisor      Invests primarily in common stocks
                                     Class                  of medium
                                                            capitalization
                                                            companies that the
                                                            Fund's managers
                                                            believe are
                                                            underpriced, yet
                                                            have attractive
                                                            growth prospects.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7IT                                  Wanger International   Objective: long-term growth of        Liberty Wanger Asset
8IT                                  Small Cap              capital. Invests primarily in         Management, L.P.
                                                            stocks of small- and medium-size
                                                            non-U.S. companies with
                                                            capitalizations of less than $2
                                                            billion.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SP                                  Wanger U.S. Smaller    Objective: long-term growth of        Liberty Wanger Asset
8SP                                  Companies              capital. Invests primarily in         Management, L.P.
                                     (previously Wanger     stocks of small- and medium-size
                                     U.S. Small Cap)        U.S. companies with capitalizations
                                                            of less than $2 billion.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------

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


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AA                                  Wells Fargo VT Asset   Objective: long-term total return     Wells Fargo Funds Management,
8AA                                  Allocation Fund        consistent with reasonable risk.      LLC, adviser; Wells Capital
                                                            Invests in equity and fixed-income    Management Incorporated,
                                                            securities in varying proportions,    sub-adviser.
                                                            with "neutral" target allocation of
                                                            60% equity securities and 40%
                                                            fixed-income securities. The Fund
                                                            invests its equity portion of
                                                            assets in common stocks to
                                                            replicate the S&P 500 Index and its
                                                            fixed-income portion of assets in
                                                            U.S. Treasury Bonds to replicate
                                                            the Lehman Brothers 20+ Treasury
                                                            Index. The Fund seeks to maintain a
                                                            95% or better performance
                                                            correlation with the respective
                                                            indexes.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7WI                                  Wells Fargo VT         Objective: total return with an       Wells Fargo Funds Management,
8WI                                  International Equity   emphasis on long-term capital         LLC, adviser; Wells Capital
                                     Fund                   appreciation. Invests primarily in    Management Incorporated,
                                                            equity securities of non-U.S.         sub-adviser.
                                                            companies based in developed
                                                            foreign countries or emerging
                                                            markets.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SG                                  Wells Fargo VT Small   Objective: long-term capital          Wells Fargo Funds Management,
8SG                                  Cap Growth Fund        appreciation. Invests primarily in    LLC, adviser; Wells Capital
                                                            common stocks issued by companies     Management Incorporated,
                                                            whose market capitalization falls     sub-adviser.
                                                            within the range of the Russell
                                                            2000 Index, which is considered a
                                                            small capitalization index.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.


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


The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 89 or younger.

When you apply, you may select:


o   the optional MAV Rider,(1)


o   the fixed account and/or subaccounts in which you want to invest;

o   how you want to make purchase payments; and


o   a beneficiary.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


(1) The MAV Death Benefit is only available if you and the annuitant are 75 or younger at contract issue.

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

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o   no earlier than the 60th day after the contract's effective date; and

o   no later than the annuitant's 90th birthday.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o   on or after the date the annuitant reaches age 59-1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70-1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments(1)
   If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month


                                                    RAVA Advantage   RAVA Select
   If paying by any other method:
     initial payment for qualified annuities             $1,000       $ 2,000
     initial payment for nonqualified annuities           2,000        10,000
     for any additional payments                             50            50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

Maximum allowable purchase payments(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                    RAVA Advantage   RAVA Select
   For the first year:
     up to age 85                                      $2,000,000     $999,999
     for ages 86 to 89                                    100,000      100,000

   For each subsequent year:
     up to age 85                                         100,000      100,000
     for ages 86 to 89                                     50,000       50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.




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

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

Regular mail:


IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o   a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


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


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.15% of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

Surrender charge under RAVA Advantage:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:


1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


The surrender charge percentage depends on the number of years since you made the payments that are surrendered:


Surrender charge schedule

  Years from purchase payment receipt           Withdrawal charge percentage
                    1                                        7%
                    2                                         7
                    3                                         7
                    4                                         6
                    5                                         5
                    6                                         4
                    7                                         2
               Thereafter                                     0

(1) The MAV Death Benefit is only available if you and the annuitant are 75 or younger at contract issue.

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


Surrender charge under RAVA Select
For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

              Contract year                      Surrender charge percentage
                    1                                         7%
                    2                                         7
                    3                                         7
               Thereafter                                     0

Partial surrenders under RAVA Advantage and RAVA Select:

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

          Amount requested                 $1,000
         ------------------       or       ------   = $1,075.27
      1.00 - surrender charge               .93


By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit charge.


Surrender charge under Annuity Payout Plan E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


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

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:


o The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o   We received these payments:

    --  $10,000 July 1, 2002;

    --  $8,000 Dec. 31, 2007

    --  $6,000 Feb. 20, 2010; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

o   The prior anniversary July 1, 2010 contract value was $28,000.

       Surrender
        charge    Explanation

           $ 0    $2,500 is contract earnings surrendered without charge; and

             0 $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

                  (10% x $28,000) = $2,800 - $2,500 = $300

             0 $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

           480 $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and


           420 $6,000 Feb. 20, 2010 purchase payment is in its second year from receipt, surrendered with a 7% surrender charge.

          ----
          $900

Waiver of surrender charges

We do not assess surrender charges under RAVA Advantage or RAVA Select for:


o   surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o   amounts we refund to you during the free look period*; and


o   death benefits.*


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.



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

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o   plus any purchase payment credits allocated to the fixed account;

o   plus interest credited;


o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o   minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, or a surrender charge, or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o   additional purchase payments you allocate to the subaccounts;

o   any purchase payment credits allocated to the subaccounts;

o   transfers into or out of the subaccounts;

o   partial surrenders;


o   surrender charges;

o   a prorated portion of the contract administrative charge; and/or

o   a prorated portion of the MAV Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

o   changes in funds' net asset value;

o   dividends distributed to the subaccounts;

o   capital gains or losses of funds;

o   fund operating expenses; and/or

o   mortality and expense risk fees.


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


Purchase payment credits under RAVA Advantage
For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.


We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.


Purchase payment credits under RAVA Select
For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.




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

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                        Number
                                            Amount     Accumulation    of units
By investing an equal number      Month    invested     unit value     purchased
of dollars each month ...          Jan       $100           $20          5.00
                                   Feb        100           18           5.56
you automatically buy              Mar        100           17           5.88
more units when the per unit       Apr        100           15           6.67
market price is low ...            May        100           16           6.25
                                   Jun        100           18           5.56
and fewer units                    Jul        100           17           5.88
when the per unit                  Aug        100           19           5.26
market price is high.             Sept        100           21           4.76
                                   Oct        100           20           5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.



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

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES


o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.


o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


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

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:


Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance


2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
account)



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

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail:

o   payable to you;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire:

o   request that payment be wired to your bank;

o   bank account must be in the same ownership as your contract; and

o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;

    --   the NYSE is closed, except for normal holiday and weekend closings;

    --   trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    --   you are at least age 59 1/2;

    --   you are disabled as defined in the Code;

    -- you separated from the service of the employer who purchased the contract; or

    --   the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.


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Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit. If the attained age of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Benefits in Case of Death -- Standard Death Benefit


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o   contract value;

o   purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o   contract value; or

o   purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:
                                     PS x DB
                                   ----------
                                       CV

                 PS  =  the partial surrender including any applicable
                        surrender charge.

                 DB  =  is the death benefit on the date of (but prior to) the partial surrender.

                 CV  =  the contract value on the date of (but prior to) the partial surrender.


Example of standard death benefit calculation when you and annuitant are age 80 or younger:


o   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

    We calculate the death benefit on March 1, 2008 as follows:

     The contract value on the most recent sixth contract anniversary:      $ 30,000.00
     plus purchase payments made since that anniversary:                          +0.00
     minus adjusted partial surrenders taken since that anniversary calculated as:

        ($1,500 X $30,000)
        ------------------                                                    -1,607.14
             $28,000                                                         -----------
  for a death benefit of:                                                   $ 28,392.86


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IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70-1/2. If the annuitant attained age 70-1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70-1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70-1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

    o the beneficiary asks us in writing within 60 days after we receive proof of death; and

    o    payouts begin no later than one year following the year of your death;
         and

    o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.




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Example

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000
         plus purchase payments made since that anniversary:                 +0
         minus adjusted partial surrenders, calculated as:

         $1,500 X $24,000
         ----------------  =                                             -1,636
              $22,000                                                   -------

         for a death benefit of:                                        $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70-1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

The Annuity Payout Period


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;

o   the annuitant's age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)


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For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."


ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges-- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


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If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special considerations if you select the MAV death benefit rider: As of the date of this prospectus, we believe that charges related to this rider are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.




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We reserve the right to report charges for this rider as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59-1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59-1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59-1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a minimum distribution required under the Code; or

o   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.


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59  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


IDS Life of New York's tax status: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and

o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.


--------------------------------------------------------------------------------
60 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
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

About the Service Providers


PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than ____ supervisory offices, more than _______ branch offices and more than ________ financial advisors.

ISSUER
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trial commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

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61  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
--------------------------------------------------------------------------------

Table of Contents of the Statement of Additional Information


Performance Information                     p.

Calculating Annuity Payouts                 p.

Rating Agencies                             p.

Principal Underwriter                       p.

Independent Auditors                        p.


Financial Statements


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62  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/ RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
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

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
--------------------------------------------------------------------------------


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

                                                                 S-6410 A (9/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM)
                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT
                       ADVISOR SELECT(SM) VARIABLE ANNUITY


                      IDS Life of New York Variable Account

                                __________, 2002

IDS Life of New York Variable Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


Table of Contents


Performance Information             p.  3

Calculating Annuity Payouts         p. 54

Rating Agencies                     p. 55

Principal Underwriter               p. 55

Independent Auditors                p. 55

Financial Statements

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001
                                                                Performance                      Performance
                                                             of the subaccount                   of the fund
                                                                         Since                                        Since
Subaccount    Investing in:                                  1 year  commencement   1 year    5 years   10 years  commencement
              AXP(R) VARIABLE PORTFOLIO -
BC7             Blue Chip Advantage Fund (9/99; 9/99)(b)
BD7             Bond Fund (9/99; 10/81)
CR7             Capital Resource Fund (9/99; 10/81)
CM7             Cash Management Fund (9/99; 10/81)
DE7             Diversified Equity Income Fund (9/99; 9/99)
EM7             Emerging Markets Fund (5/00; 5/00)
ES7             Equity Select Fund (5/01; 5/01)
EI7             Extra Income Fund (9/99; 5/96)
FI7             Federal Income Fund (9/99; 9/99)
GB7             Global Bond Fund (9/99; 5/96)
GR7             Growth Fund (9/99; 9/99)
IE7             International Fund (9/99; 1/92)
MF7             Managed Fund (9/99; 4/86)
ND7             New Dimensions Fund(R) (9/99; 5/96)
SV7             Partners Small Cap Value Fund (8/01; 8/01)
IV7             S&P 500 Index Fund (5/00; 5/00)
SC7             Small Cap Advantage Fund (9/99; 9/99)
ST7             Stock Fund (8/01; 8/01)
SA7             Strategy Aggressive Fund (9/99; 1/92)
              AIM V.I.
7AC             Capital Appreciation Fund,
                Series II (8/01; 5/93)(e)
7AD             Capital Development Fund, Series II
                (8/01; 5/98)(e)
              ALLIANCE VP
7AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)
7AL             Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI             VP International, Class II (8/01; 5/94)(h)
7AV             VP Value, Class II (8/01; 5/96)(h)
              CALVERT VARIABLE SERIES, INC.
7SR             Social Balanced Portfolio (5/00; 9/86)
              EVERGREEN VA
7CG             Capital Growth Fund, Class L Shares
                (8/01; 3/98)(i)
              FIDELITY VIP
7FG             Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)
7FM             Mid Cap Portfolio (Service Class 2)
                (8/01; 12/98)(j)
7FO             Overseas Portfolio (Service Class 2)
                (8/01; 1/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                      Performance                      Performance
                                                                   of the subaccount                   of the fund
                                                                               Since                                        Since
Subaccount    Investing in:                                        1 year  commencement   1 year    5 years   10 years  commencement
              FTVIPT
7RE             Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)
7SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
7MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)
              GOLDMAN SACHS VIT
7UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)
7MC             Mid Cap Value Fund (9/99; 5/98)
              INVESCO VIF
7ID             Dynamics Fund (8/01; 8/97)
7FS             Financial Services Fund (8/01; 9/99)
7TC             Technology Fund (8/01; 5/97)
7TL             Telecommunications Fund (8/01; 9/99)
              JANUS ASPEN SERIES
7GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)
7IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)
              LAZARD RETIREMENT SERIES
7IP             International Equity Portfolio (9/99; 9/98)
              MFS(R)
7MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)
7MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)
7UT             Utilities Series - Service Class
                (8/01; 1/95)(n)
              PIONEER VCT
7PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)
7EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)
              PUTNAM VARIABLE TRUST
7HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)
7PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)
7VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)
              STRONG FUNDS
7SO             Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                Performance                      Performance
                                                             of the subaccount                   of the fund
                                                                         Since                                        Since
Subaccount    Investing in:                                  1 year  commencement   1 year    5 years   10 years  commencement
              WANGER
7IT             International Small Cap (9/99; 5/95)
7SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
7AA             Asset Allocation Fund (5/01; 4/94)(t)
7WI             International Equity Fund (5/01; 7/00)
7SG             Small Cap Growth Fund (5/01; 5/95)(u)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001
                                                                Performance                      Performance
                                                             of the subaccount                   of the fund
                                                                         Since                                        Since
Subaccount    Investing in:                                  1 year  commencement   1 year    5 years   10 years  commencement
              AXP(R) VARIABLE PORTFOLIO -
BC7             Blue Chip Advantage Fund (9/99; 9/99)(b)
BD7             Bond Fund (9/99; 10/81)
CR7             Capital Resource Fund (9/99; 10/81)
CM7             Cash Management Fund (9/99; 10/81)
DE7             Diversified Equity Income Fund (9/99; 9/99)
EM7             Emerging Markets Fund (5/00; 5/00)
ES7             Equity Select Fund (5/01; 5/01)
EI7             Extra Income Fund (9/99; 5/96)
FI7             Federal Income Fund (9/99; 9/99)
GB7             Global Bond Fund (9/99; 5/96)
GR7             Growth Fund (9/99; 9/99)
IE7             International Fund (9/99; 1/92)
MF7             Managed Fund (9/99; 4/86)
ND7             New Dimensions Fund(R) (9/99; 5/96)
SV7             Partners Small Cap Value Fund (8/01; 8/01)
IV7             S&P 500 Index Fund (5/00; 5/00)
SC7             Small Cap Advantage Fund (9/99; 9/99)
ST7             Stock Fund (8/01; 8/01)
SA7             Strategy Aggressive Fund (9/99; 1/92)
              AIM V.I.
7AC             Capital Appreciation Fund, Series II
                (8/01; 5/93)(e)
7AD             Capital Development Fund, Series II
                (8/01; 5/98)(e)
              ALLIANCE VP
7AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)
7AL             Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI             VP International, Class II (8/01; 5/94)(h)
7AV             VP Value, Class II (8/01; 5/96)(h)
              CALVERT VARIABLE SERIES, INC.
7SR             Social Balanced Portfolio (5/00; 9/86)
              EVERGREEN VA
7CG             Capital Growth Fund, Class L Shares
                (8/01; 3/98)(i)
              FIDELITY VIP
7FG             Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)
7FM             Mid Cap Portfolio (Service Class 2)
                (8/01; 12/98)(j)
7FO             Overseas Portfolio (Service Class 2)
               (8/01; 1/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                Performance                      Performance
                                                             of the subaccount                   of the fund
                                                                         Since                                        Since
Subaccount    Investing in:                                  1 year  commencement   1 year    5 years   10 years  commencement
              FTVIPT
7RE             Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)
7SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
7MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)
              GOLDMAN SACHS VIT
7UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)
7MC             Mid Cap Value Fund (9/99; 5/98)
              INVESCO VIF
7ID             Dynamics Fund (8/01; 8/97)
7FS             Financial Services Fund (8/01; 9/99)
7TC             Technology Fund (8/01; 5/97)
7TL             Telecommunications Fund (8/01; 9/99)
              JANUS ASPEN SERIES
7GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)
7IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)
              LAZARD RETIREMENT SERIES
7IP             International Equity Portfolio (9/99; 9/98)
              MFS(R)
7MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)
7MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)
7UT             Utilities Series - Service Class
                (8/01; 1/95)(n)
              PIONEER VCT
7PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)
7EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)
              PUTNAM VARIABLE TRUST
7HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)
7PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)
7VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)
              STRONG FUNDS
7SO             Strong Opportunity Fund II - Advisor
                 Class (8/01; 5/92)(s)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                Performance                      Performance
                                                             of the subaccount                   of the fund
                                                                         Since                                        Since
Subaccount    Investing in:                                  1 year  commencement   1 year    5 years   10 years  commencement
              WANGER
7IT             International Small Cap (9/99; 5/95)
7SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
7AA             Asset Allocation Fund (5/01; 4/94)(t)
7WI             International Equity Fund (5/01; 7/00)
7SG             Small Cap Growth Fund (5/01; 5/95)(u)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001


                                                                         Performance                      Performance
                                                                      of the subaccount                   of the fund
                                                                                  Since                                    Since
Subaccount  Investing in:                                             1 year  commencement   1 year  5 years  10 years  commencement
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/99; 9/99)(b)                (23.15%)   (10.81%)   (23.15%)     --%       --%    (10.81%)
BD7           Bond Fund (9/99; 10/81)                                  (1.13)      2.15      (1.13)    2.71      6.17       9.18
CR7           Capital Resource Fund (9/99; 10/81)                     (24.63)    (13.56)    (24.63)    2.94      5.65      10.96
CM7           Cash Management Fund (9/99; 10/81)                       (4.72)      0.44      (4.72)    2.64      3.30       5.33
DE7           Diversified Equity Income Fund (9/99; 9/99)              (6.17)     (1.67)     (6.17)      --        --      (1.67)
EM7           Emerging Markets Fund (5/00; 5/00)                       (9.41)    (21.57)     (9.41)      --        --     (21.57)
ES7           Equity Select Fund (5/01; 5/01)                             --      (8.78)(c)     --       --        --      (8.78)(d)
EI7           Extra Income Fund (9/99; 5/96)                           (3.59)     (5.52)     (3.59)   (0.48)       --       0.63
FI7           Federal Income Fund (9/99; 9/99)                         (2.32)      2.26      (2.32)      --        --       2.26
GB7           Global Bond Fund (9/99; 5/96)                            (6.89)     (2.04)     (6.89)    0.00        --       1.44
GR7           Growth Fund (9/99; 9/99)                                (36.33)    (19.55)    (36.33)      --        --     (19.55)
IE7           International Fund (9/99; 1/92)                         (34.26)    (18.37)    (34.26)   (3.68)       --       2.66
MF7           Managed Fund (9/99; 4/86)                               (17.77)     (5.62)    (17.77)    4.57      7.63       9.10
ND7           New Dimensions Fund(R) (9/99; 5/96)                     (23.35)     (7.58)    (23.35)    7.74        --       8.97
SV7           Partners Small Cap Value Fund (8/01; 8/01)                  --      (1.12)(c)     --       --        --      (1.12)(d)
IV7           S&P 500 Index Fund (5/00; 5/00)                         (19.48)    (17.82)    (19.48)      --        --     (17.82)
SC7           Small Cap Advantage Fund (9/99; 9/99)                   (14.08)     (0.03)    (14.08)      --        --      (0.03)
ST7           Stock Fund (8/01; 8/01)                                     --     (10.42)(c)     --       --        --     (10.42)(d)
SA7           Strategy Aggressive Fund (9/99; 1/92)                   (38.11)    (11.37)    (38.11)   (0.80)       --       5.48
            AIM V.I.
7AC           Capital Appreciation Fund, Series II (8/01; 5/93)(e)        --      (9.89)(c) (29.40)    3.75        --      10.46
7AD           Capital Development Fund, Series II (8/01; 5/98)(e)         --      (9.61)(c) (15.50)      --        --       2.25
            ALLIANCE VP
7AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(f)                         --      (9.67)(c)     --       --        --      (9.00)(d)
7AL           Growth and Income Portfolio (Class B) (8/01; 1/91)(g)       --     (10.72)(c)  (7.96)   12.53     13.63      12.66
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI           VP International, Class II (8/01; 5/94)(h)                  --     (13.93)(c) (34.71)    2.39        --       4.20
7AV           VP Value, Class II (8/01; 5/96)(h)                          --      (4.13)(c)   3.74     9.75        --      10.85
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (5/00; 9/86)                  (14.32)    (11.26)    (14.32)    4.97      7.61       8.23
            EVERGREEN VA
7CG           Capital Growth Fund, Class L Shares (8/01; 3/98)(i)         --     (12.00)(c) (19.98)      --        --       1.78
            FIDELITY VIP
7FG           Growth & Income Portfolio (Service
              Class 2) (8/01; 12/96)(j)                                   --      (7.51)(c) (16.33)    7.82        --       7.82
7FM           Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)        --      (4.02)(c) (11.33)      --        --      22.72
7FO           Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)        --     (12.25)(c) (27.44)    0.34      4.65       5.04

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                            Performance                      Performance
                                                                         of the subaccount                   of the fund
                                                                                 Since                                      Since
Subaccount Investing in:                                              1 year  commencement   1 year  5 years  10 years  commencement
           FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)       (0.94%)    11.05%     (0.94%)   3.71%    10.26%      9.12%
7SI          Franklin Small Cap Value Securities
             Fund - Class 2 (9/99; 5/98)(k)                             4.66      11.97       4.66       --        --       0.40
             (previously FTVIPT Franklin Value Securities Fund -
             Class 2)
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(k)                                     --     (10.68)(c)  (1.71)    8.05        --       8.45
           GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)                (19.00)     (8.74)    (19.00)      --        --       0.58
7MC          Mid Cap Value Fund (9/99; 5/98)                            2.95      12.17       2.95       --        --       3.66
           INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                   --     (12.50)(c) (36.51)      --        --       3.28
7FS          Financial Services Fund (8/01; 9/99)                         --     (10.62)(c) (17.13)      --        --       5.94
7TC          Technology Fund (8/01; 5/97)                                 --     (17.19)(c) (49.90)      --        --       7.73
7TL          Telecommunications Fund (8/01; 9/99)                         --     (23.04)(c) (57.36)      --        --     (25.86)
           JANUS ASPEN SERIES
7GT          Global Technology Portfolio: Service
             Shares (5/00; 1/00)(m)                                   (42.13)    (43.27)    (42.13)      --        --     (39.10)
7IG          International Growth Portfolio: Service
             Shares (5/00; 5/94)(m)                                   (29.48)    (29.64)    (29.48)    7.78        --      12.27
           LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/99; 9/98)              (30.05)    (15.94)    (30.05)      --        --      (4.82)
           MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(n)                            (30.75)    (24.98)    (30.75)      --        --      (4.19)
7MD          New Discovery Series -
             Service Class (5/00; 5/98)(n)                            (12.91)    (11.92)    (12.91)      --        --      11.97
7UT          Utilities Series - Service Class (8/01; 1/95)(n)             --     (17.00)(c) (30.28)    8.43        --      12.90
           PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(o)                              --      (9.55)(c) (14.64)   10.06        --      12.99
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(p)                             --     (10.27)(c) (29.86)      --        --      (8.02)
           PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(q)                              --      (9.87)(c) (26.12)      --        --       1.58
7PI          Putnam VT International Growth
             Fund - Class IB Shares (8/01; 1/97)(r)                       --     (11.35)(c) (26.91)      --        --       7.46
7VS          Putnam VT Vista Fund - Class IB
             Shares (9/99; 1/97)(r)                                   (38.65)     (9.72)    (38.65)      --        --       5.29
           STRONG FUNDS
7SO          Strong Opportunity Fund II - Advisor
             Class (8/01; 5/92)(s)                                        --      (8.63)(c) (11.90)   12.13        --      15.01

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                         Performance                      Performance
                                                                      of the subaccount                   of the fund
                                                                                  Since                                    Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years  10 years  commencement
              WANGER
7IT             International Small Cap (9/99; 5/95)                  (27.41%)   (10.05%)   (27.41%)   5.92%    --%        14.04%
7SP             U.S. Smaller Companies (9/99; 5/95)                     2.27       3.19       2.27    10.40     --         16.77
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
7AA             Asset Allocation Fund (5/01; 4/94)(t)                     --     (11.20)(c) (14.46)    7.12     --          9.79
7WI             International Equity Fund (5/01; 7/00)                    --     (17.32)(c) (22.79)   --        --        (22.13)
7SG             Small Cap Growth Fund (5/01; 5/95)(u)                     --     (13.31)(c) (30.33)   (3.92)    --          3.50


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001

                                                                         Performance                      Performance
                                                                      of the subaccount                   of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years  10 years  commencement
              AXP(R) VARIABLE PORTFOLIO -
BC7             Blue Chip Advantage Fund (9/99; 9/99)(b)              (17.34%)    (7.83%)   (17.34%)     --%       --%     (7.83%)
BD7             Bond Fund (9/99; 10/81)                                 6.60       5.47       6.60     3.94      6.28       9.18
CR7             Capital Resource Fund (9/99; 10/81)                   (18.94)    (10.66)    (18.94)    4.15      5.77      10.96
CM7             Cash Management Fund (9/99; 10/81)                      2.70       3.77       2.70     3.87      3.45       5.33
DE7             Diversified Equity Income Fund (9/99; 9/99)             1.12       1.61       1.12      --        --        1.61
EM7             Emerging Markets Fund (5/00; 5/00)                     (2.40)    (17.99)     (2.40)      --        --     (17.99)
ES7             Equity Select Fund (5/01; 5/01)                           --      (1.72)(c)     --       --        --      (1.72)(d)
EI7             Extra Income Fund (9/99; 5/96)                          3.92      (2.37)      3.92     0.83        --       1.61
FI7             Federal Income Fund (9/99; 9/99)                        5.31       5.58       5.31       --        --       5.58
GB7             Global Bond Fund (9/99; 5/96)                           0.33       1.20       0.33     1.31        --       2.41
GR7             Growth Fund (9/99; 9/99)                              (31.66)    (16.84)    (31.66)      --        --     (16.84)
IE7             International Fund (9/99; 1/92)                       (29.41)    (15.65)    (29.41)   (2.48)       --       2.82
MF7             Managed Fund (9/99; 4/86)                             (11.49)     (2.47)    (11.49)    5.72      7.73       9.10
ND7             New Dimensions Fund(R) (9/99; 5/96)                   (17.55)     (4.48)    (17.55)    8.76        --       9.67
SV7             Partners Small Cap Value Fund (8/01; 8/01)                --       6.61(c)      --       --        --       6.61(d)
IV7             S&P 500 Index Fund (5/00; 5/00)                       (13.35)    (14.10)    (13.35)      --        --     (14.10)
SC7             Small Cap Advantage Fund (9/99; 9/99)                  (7.48)      3.34      (7.48)      --        --       3.34
ST7             Stock Fund (8/01; 8/01)                                   --      (3.50)(c)     --       --        --      (3.50)(d)
SA7             Strategy Aggressive Fund (9/99; 1/92)                 (33.60)     (8.39)    (33.60)    0.42        --       5.61
              AIM V.I.
7AC             Capital Appreciation Fund, Series II (8/01; 5/93)(e)      --      (2.92)(c) (24.13)    4.93        --      10.62
7AD             Capital Development Fund, Series II (8/01; 5/98)(e)       --      (2.62)(c)  (9.03)      --        --       4.01
              ALLIANCE VP
7AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)                       --      (2.69)(c)     --       --        --      (1.96)(d)
7AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)     --      (3.82)(c)  (0.83)   13.39     13.69      12.66
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI             VP International, Class II (8/01; 5/94)(h)                --      (7.31)(c) (29.90)    3.63        --       4.59
7AV             VP Value, Class II (8/01; 5/96)(h)                        --       3.33(c)   11.74    10.70        --      11.50
              CALVERT VARIABLE SERIES, INC.
7SR             Social Balanced Portfolio (5/00; 9/86)                 (7.74)     (7.22)     (7.74)    6.10      7.71       8.23
              EVERGREEN VA
7CG             Capital Growth Fund, Class L Shares (8/01; 3/98)(i)       --      (5.22)(c) (13.89)      --        --       3.48
              FIDELITY VIP
7FG             Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)                                 --      (0.34)(c)  (9.93)    8.84        --       8.84
7FM             Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)      --       3.46(c)   (4.49)      --        --      24.24
7FO             Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)      --      (5.49)(c) (22.00)    1.61      4.78       5.04

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                         Performance                      Performance
                                                                      of the subaccount                   of the fund

                                                                                  Since                                    Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years  10 years  commencement
              FTVIPT
7RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)     6.81%     14.04%      6.81%    4.89%    10.35%      9.12%
7SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                         12.66      14.93      12.66       --        --       2.19
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
7MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                                  --      (3.78)(c)   5.97     9.06        --       9.27
              GOLDMAN SACHS VIT
7UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)             (12.83)     (5.69)    (12.83)      --        --       2.26
7MC             Mid Cap Value Fund (9/99; 5/98)                        10.95      15.13      10.95       --        --       5.35
              INVESCO VIF
7ID             Dynamics Fund (8/01; 8/97)                                --      (5.76)(c) (31.86)      --        --       4.69
7FS             Financial Services Fund (8/01; 9/99)                      --      (3.72)(c) (10.80)      --        --       9.13
7TC             Technology Fund (8/01; 5/97)                              --     (10.86)(c) (46.42)      --        --       8.87
7TL             Telecommunications Fund (8/01; 9/99)                      --     (17.22)(c) (54.52)      --        --     (23.34)
              JANUS ASPEN SERIES
7GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                                (37.97)    (40.75)    (37.97)      --        --     (36.94)
7IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                                (24.21)    (26.48)    (24.21)    8.80        --      12.51
              LAZARD RETIREMENT SERIES
7IP             International Equity Portfolio (9/99; 9/98)           (24.84)    (13.14)    (24.84)      --        --      (2.94)
              MFS(R)
7MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                         (25.60)    (21.61)    (25.60)      --        --      (1.52)
7MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)                          (6.21)     (7.90)     (6.21)      --        --      13.36
7UT             Utilities Series -
                Service Class (8/01; 1/95)(n)                             --     (10.65)(c) (25.09)    9.43        --      13.24
              PIONEER VCT
7PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                           --      (2.55)(c)  (8.08)   11.00        --      13.35
7EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                          --      (3.33)(c) (24.63)      --        --      (6.10)
              PUTNAM VARIABLE TRUST
7HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                           --      (2.91)(c) (20.57)      --        --       3.36
7PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)                    --      (4.51)(c) (21.42)      --        --       8.49
7VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                                (34.19)     (6.66)    (34.19)      --        --       6.41
              STRONG FUNDS
7SO             Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                     --      (1.55)(c)  (5.11)   13.00        --      15.07

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                         Performance                    Performance
                                                                      of the subaccount                 of the fund
                                                                                  Since                                   Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years 10 years  commencement
              WANGER
7IT             International Small Cap (9/99; 5/95)                  (21.96%)    (7.05%)   (21.96%)   7.01%     --%        14.39%
7SP             U.S. Smaller Companies (9/99; 5/95)                    10.27       6.47      10.27    11.33      --         17.08
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
7AA             Asset Allocation Fund (5/01; 4/94)(t)                     --      (4.35)(c)  (7.89)    8.17      --         10.06
7WI             International Equity Fund (5/01; 7/00)                    --     (11.00)(c) (16.94)      --      --        (18.16)
7SG             Small Cap Growth Fund (5/01; 5/95)(u)                     --      (6.64)(c) (25.14)   (2.71)     --          4.10


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001

                                                                         Performance                   Performance
                                                                      of the subaccount                of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year 5 years   10 years  commencement
              AXP(R) VARIABLE PORTFOLIO -
BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)
BD8             Bond Fund (9/99; 10/81)
CR8             Capital Resource Fund (9/99; 10/81)
CM8             Cash Management Fund (9/99; 10/81)
DE8             Diversified Equity Income Fund (9/99; 9/99)
EM8             Emerging Markets Fund (5/00; 5/00)
ES8             Equity Select Fund (5/01; 5/01)
EI8             Extra Income Fund (9/99; 5/96)
FI8             Federal Income Fund (9/99; 9/99)
GB8             Global Bond Fund (9/99; 5/96)
GR8             Growth Fund (9/99; 9/99)
IE8             International Fund (9/99; 1/92)
MF8             Managed Fund (9/99; 4/86)
ND8             New Dimensions Fund(R) (9/99; 5/96)
SV8             Partners Small Cap Value Fund (8/01; 8/01)
IV8             S&P 500 Index Fund (5/00; 5/00)
SC8             Small Cap Advantage Fund (9/99; 9/99)
ST8             Stock Fund (8/01; 8/01)
SA8             Strategy Aggressive Fund (9/99; 1/92)
              AIM V.I.
8AC             Capital Appreciation Fund, Series II (8/01; 5/93)(e)
8AD             Capital Development Fund, Series II (8/01; 5/98)(e)
              ALLIANCE VP
8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)
8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI             VP International, Class II (8/01; 5/94)(h)
8AV             VP Value, Class II (8/01; 5/96)(h)
              CALVERT VARIABLE SERIES, INC.
8SR             Social Balanced Portfolio (5/00; 9/86)
              EVERGREEN VA
8CG             Capital Growth Fund, Class L Shares (8/01; 3/98)(i)
              FIDELITY VIP
8FG             Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)
8FM             Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)
8FO             Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                         Performance                   Performance
                                                                      of the subaccount                of the fund
                                                                               Since                                     Since
Subaccount Investing in:                                           1 year  commencement   1 year 5 years   10 years  commencement
           FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)
8SI          Franklin Small Cap Value Securities
             Fund - Class 2 (9/99; 5/98)(k)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(k)
           GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)
8MC          Mid Cap Value Fund (9/99; 5/98)
           INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)
8FS          Financial Services Fund (8/01; 9/99)
8TC          Technology Fund (8/01; 5/97)
8TL          Telecommunications Fund (8/01; 9/99)
           JANUS ASPEN SERIES
8GT          Global Technology Portfolio: Service
             Shares (5/00; 1/00)(m)
8IG          International Growth Portfolio: Service
             Shares (5/00; 5/94)(m)
           LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/99; 9/98)
           MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(n)
8MD          New Discovery Series -
             Service Class (5/00; 5/98)(n)
8UT          Utilities Series - Service Class (8/01; 1/95)(n)
           PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(o)
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(p)
           PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(q)
8PI          Putnam VT International Growth
             Fund - Class IB Shares (8/01; 1/97)(r)
8VS          Putnam VT Vista Fund - Class IB
             Shares (9/99; 1/97)(r)
           STRONG FUNDS
8SO          Strong Opportunity Fund II - Advisor
             Class (8/01; 5/92)(s)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                         Performance                   Performance
                                                                      of the subaccount                of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year 5 years   10 years  commencement
              WANGER
8IT             International Small Cap (9/99; 5/95)
8SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
8AA             Asset Allocation Fund (5/01; 4/94)(t)
8WI             International Equity Fund (5/01; 7/00)
8SG             Small Cap Growth Fund (5/01; 5/95)(u)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment  Credits)  Without  Surrender  and  Selection of MAV
Benefit Rider For Periods Ending Dec. 31, 2001

                                                                         Performance                   Performance
                                                                      of the subaccount                of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year 5 years   10 years  commencement
              AXP(R) VARIABLE PORTFOLIO -
BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)
BD8             Bond Fund (9/99; 10/81)
CR8             Capital Resource Fund (9/99; 10/81)
CM8             Cash Management Fund (9/99; 10/81)
DE8             Diversified Equity Income Fund (9/99; 9/99)
EM8             Emerging Markets Fund (5/00; 5/00)
ES8             Equity Select Fund (5/01; 5/01)
EI8             Extra Income Fund (9/99; 5/96)
FI8             Federal Income Fund (9/99; 9/99)
GB8             Global Bond Fund (9/99; 5/96)
GR8             Growth Fund (9/99; 9/99)
IE8             International Fund (9/99; 1/92)
MF8             Managed Fund (9/99; 4/86)
ND8             New Dimensions Fund(R) (9/99; 5/96)
SV8             Partners Small Cap Value Fund (8/01; 8/01)
IV8             S&P 500 Index Fund (5/00; 5/00)
SC8             Small Cap Advantage Fund (9/99; 9/99)
ST8             Stock Fund (8/01; 8/01)
SA8             Strategy Aggressive Fund (9/99; 1/92)
              AIM V.I.
8AC             Capital Appreciation Fund, Series II (8/01; 5/93)(e)
8AD             Capital Development Fund, Series II (8/01; 5/98)(e)
              ALLIANCE VP
8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)
8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI             VP International, Class II (8/01; 5/94)(h)
8AV             VP Value, Class II (8/01; 5/96)(h)
              CALVERT VARIABLE SERIES, INC.
8SR             Social Balanced Portfolio (5/00; 9/86)
              EVERGREEN VA
8CG             Capital Growth Fund, Class L Shares (8/01; 3/98)(i)
              FIDELITY VIP
8FG             Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)
8FM             Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)
8FO             Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                         Performance                   Performance
                                                                      of the subaccount                of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year 5 years   10 years  commencement
              FTVIPT
8RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)
8SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
8MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)
              GOLDMAN SACHS VIT
8UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)
8MC             Mid Cap Value Fund (9/99; 5/98)
              INVESCO VIF
8ID             Dynamics Fund (8/01; 8/97)
8FS             Financial Services Fund (8/01; 9/99)
8TC             Technology Fund (8/01; 5/97)
8TL             Telecommunications Fund (8/01; 9/99)
              JANUS ASPEN SERIES
8GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)
8IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)
              LAZARD RETIREMENT SERIES
8IP             International Equity Portfolio (9/99; 9/98)
              MFS(R)
8MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)
8MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)
8UT             Utilities Series -
                Service Class (8/01; 1/95)(n)
              PIONEER VCT
8PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)
8EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)
              PUTNAM VARIABLE TRUST
8HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)
8PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)
8VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)
              STRONG FUNDS
8SO             Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)


                                                                         Performance                   Performance
                                                                      of the subaccount                of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year 5 years   10 years  commencement
              WANGER
8IT             International Small Cap (9/99; 5/95)
8SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
8AA             Asset Allocation Fund (5/01; 4/94)(t)
8WI             International Equity Fund (5/01; 7/00)
8SG             Small Cap Growth Fund (5/01; 5/95)(u)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001

                                                                         Performance                    Performance
                                                                      of the subaccount                 of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years   10 years commencement
              AXP(R) VARIABLE PORTFOLIO -
BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)              (23.00%)   (10.63%)   (23.00%)     --%       --%    (10.63%)
BD8             Bond Fund (9/99; 10/81)                                (0.94)      2.37      (0.94)    2.93      6.38       9.40
CR8             Capital Resource Fund (9/99; 10/81)                   (24.48)    (13.38)    (24.48)    3.16      5.87      11.18
CM8             Cash Management Fund (9/99; 10/81)                     (4.53)      0.64      (4.53)    2.86      3.51       5.54
DE8             Diversified Equity Income Fund (9/99; 9/99)            (5.98)     (1.47)     (5.98)      --        --      (1.47)
EM8             Emerging Markets Fund (5/00; 5/00)                     (9.22)    (21.82)     (9.22)      --        --     (21.82)
ES8             Equity Select Fund (5/01; 5/01)                           --      (8.68)(c)     --       --        --      (8.68)(d)
EI8             Extra Income Fund (9/99; 5/96)                         (3.40)     (5.33)     (3.40)   (0.28)       --       0.83
FI8             Federal Income Fund (9/99; 9/99)                       (2.13)      2.48      (2.13)      --        --       2.48
GB8             Global Bond Fund (9/99; 5/96)                          (6.71)     (1.84)     (6.71)    0.20        --       1.66
GR8             Growth Fund (9/99; 9/99)                              (36.20)    (19.39)    (36.20)      --        --     (19.39)
IE8             International Fund (9/99; 1/92)                       (34.13)    (18.20)    (34.13)   (3.49)       --       2.87
MF8             Managed Fund (9/99; 4/86)                             (17.61)     (5.44)    (17.61)    4.79      7.84       9.32
ND8             New Dimensions Fund(R) (9/99; 5/96)                   (23.19)     (7.39)    (23.19)    7.96        --       9.20
SV8             Partners Small Cap Value Fund (8/01; 8/01)                --      (1.05)(c)     --       --        --      (1.05)(d)
IV8             S&P 500 Index Fund (5/00; 5/00)                       (19.32)    (17.66)    (19.32)      --        --     (17.66)
SC8             Small Cap Advantage Fund (9/99; 9/99)                 (13.90)      0.18     (13.90)      --        --       0.18
ST8             Stock Fund (8/01; 8/01)                                   --     (10.35)(c)     --       --        --     (10.35)(d)
SA8             Strategy Aggressive Fund (9/99; 1/92)                 (37.98)    (11.20)    (37.98)   (0.60)       --       5.70
              AIM V.I.
8AC             Capital Appreciation Fund, Series II (8/01; 5/93)(e)      --      (9.82)(c) (29.29)    3.96        --      10.67
8AD             Capital Development Fund, Series II (8/01; 5/98)(e)       --      (9.54)(c) (15.33)      --        --       2.47
              ALLIANCE VP
8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)                       --      (9.60)(c)     --       --        --      (8.88)(d)
8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)     --     (10.65)(c)  (7.78)   12.77     13.86      12.88
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI             VP International, Class II (8/01; 5/94)(h)                --     (13.86)(c) (34.61)    2.59        --       4.41
8AV             VP Value, Class II (8/01; 5/96)(h)                        --      (4.06)(c)   3.91     9.97        --      11.08
              CALVERT VARIABLE SERIES, INC.
8SR             Social Balanced Portfolio (5/00; 9/86)                (14.15)    (11.09)    (14.15)    5.19      7.83       8.45
              EVERGREEN VA
8CG             Capital Growth Fund, Class L Shares (8/01; 3/98)(i)       --     (11.93)(c) (19.82)      --        --       2.00
              FIDELITY VIP
8FG             Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)                                 --      (7.44)(c) (16.16)    8.05        --       8.05
8FM             Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)      --      (3.94)(c) (11.15)      --        --      22.97
8FO             Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)      --     (12.18)(c) (27.30)    0.54      4.87       5.25

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                         Performance                    Performance
                                                                      of the subaccount                 of the fund
                                                                                 Since                                      Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years  10 years  commencement
              FTVIPT
8RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)    (0.74%)    11.29%     (0.74%)   3.93%    10.49%      9.34%
8SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                          4.88      12.21       4.88       --        --       0.60
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
8MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                                  --     (10.61)(c)  (1.51)    8.28        --       8.67
              GOLDMAN SACHS VIT
8UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)             (18.84)     (8.56)    (18.84)      --        --       0.78
8MC             Mid Cap Value Fund (9/99; 5/98)                         3.17      12.41       3.17       --        --       3.88
              INVESCO VIF
8ID             Dynamics Fund (8/01; 8/97)                                --     (12.43)(c) (36.38)      --        --       3.50
8FS             Financial Services Fund (8/01; 9/99)                      --     (10.56)(c) (16.97)      --        --       6.16
8TC             Technology Fund (8/01; 5/97)                              --     (17.13)(c) (49.80)      --        --       7.96
8TL             Telecommunications Fund (8/01; 9/99)                      --     (22.99)(c) (57.27)      --        --     (25.71)
              JANUS ASPEN SERIES
8GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                                (42.01)    (43.15)    (42.01)      --        --     (38.98)
8IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                                (29.33)    (29.50)    (29.33)    8.00        --      12.49
              LAZARD RETIREMENT SERIES
8IP             International Equity Portfolio (9/99; 9/98)           (29.91)    (15.77)    (29.91)      --        --      (4.63)
              MFS(R)
8MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                         (30.61)    (24.83)    (30.61)      --        --      (4.00)
8MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)                         (12.74)    (11.74)    (12.74)      --        --      12.21
8UT             Utilities Series -
                Service Class (8/01; 1/95)(n)                             --     (16.94)(c) (30.14)    8.66        --      13.13
              PIONEER VCT
8PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                           --      (9.48)(c) (14.47)   10.29        --      13.22
8EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                          --     (10.20)(c) (29.72)      --        --      (7.83)
              PUTNAM VARIABLE TRUST
8HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                           --      (9.81)(c) (25.98)      --        --       1.79
8PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)                    --     (11.29)(c) (26.76)      --        --       7.69
8VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                                (38.53)     (9.54)    (38.53)      --        --       5.52
              STRONG FUNDS
8SO             Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                                     --      (8.56)(c) (11.73)   12.36        --      15.24

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                         Performance                    Performance
                                                                      of the subaccount                 of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years  10 years  commencement
              WANGER
8IT             International Small Cap (9/99; 5/95)                  (27.26%)    (9.87%)   (27.26%)   6.14%     --%        14.27%
8SP             U.S. Smaller Companies (9/99; 5/95)                     2.49       3.42       2.49    10.63      --         17.00
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
8AA             Asset Allocation Fund (5/01; 4/94)(t)                     --     (11.09)(c) (14.29)    7.35      --         10.01
8WI             International Equity Fund (5/01; 7/00)                    --     (17.21)(c) (22.63)      --      --        (21.97)
8SG             Small Cap Growth Fund (5/01; 5/95)(u)                     --     (13.19)(c) (30.20)   (3.77)     --          3.67


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001


                                                                         Performance                    Performance
                                                                      of the subaccount                 of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years  10 years  commencement
              AXP(R) VARIABLE PORTFOLIO -
BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)              (17.17%)    (7.65%)   (17.17%)     --%       --%     (7.65%)
BD8             Bond Fund (9/99; 10/81)                                 6.81       5.68       6.81     4.14      6.50       9.40
CR8             Capital Resource Fund (9/99; 10/81)                   (18.78)    (10.48)    (18.78)    4.36      5.99      11.18
CM8             Cash Management Fund (9/99; 10/81)                      2.90       3.97       2.90     4.08      3.65       5.54
DE8             Diversified Equity Income Fund (9/99; 9/99)             1.32       1.82       1.32       --        --       1.82
EM8             Emerging Markets Fund (5/00; 5/00)                     (2.20)    (18.25)     (2.20)      --        --     (18.25)
ES8             Equity Select Fund (5/01; 5/01)                           --      (1.61)(c)     --       --        --      (1.61)(d)
EI8             Extra Income Fund (9/99; 5/96)                          4.13      (2.18)      4.13     1.04        --       1.82
FI8             Federal Income Fund (9/99; 9/99)                        5.52       5.79       5.52       --        --       5.79
GB8             Global Bond Fund (9/99; 5/96)                           0.54       1.40       0.54     1.52        --       2.62
GR8             Growth Fund (9/99; 9/99)                              (31.52)    (16.67)    (31.52)      --        --     (16.67)
IE8             International Fund (9/99; 1/92)                       (29.27)    (15.48)    (29.27)   (2.28)       --       3.03
MF8             Managed Fund (9/99; 4/86)                             (11.32)     (2.28)    (11.32)    5.93      7.94       9.32
ND8             New Dimensions Fund(R) (9/99; 5/96)                   (17.38)     (4.29)    (17.38)    8.97        --       9.89
SV8             Partners Small Cap Value Fund (8/01; 8/01)                --       6.69(c)      --       --        --       6.69(d)
IV8             S&P 500 Index Fund (5/00; 5/00)                       (13.18)    (13.93)    (13.18)      --        --     (13.93)
SC8             Small Cap Advantage Fund (9/99; 9/99)                  (7.29)      3.55      (7.29)      --        --       3.55
ST8             Stock Fund (8/01; 8/01)                                   --      (3.43)(c)     --       --        --      (3.43)(d)
SA8             Strategy Aggressive Fund (9/99; 1/92)                 (33.46)     (8.21)    (33.46)    0.63        --       5.82
              AIM V.I.
8AC             Capital Appreciation Fund, Series II (8/01; 5/93)(e)      --      (2.85)(c) (24.01)    5.13        --      10.83
8AD             Capital Development Fund, Series II (8/01; 5/98)(e)       --      (2.55)(c)  (8.84)      --        --       4.22
              ALLIANCE VP
8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)                       --      (2.61)(c)     --       --        --      (1.83)(d)
8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)     --      (3.75)(c)  (0.63)   13.62     13.92      12.88
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI             VP International, Class II (8/01; 5/94)(h)                --      (7.24)(c) (29.80)    3.83        --       4.79
8AV             VP Value, Class II (8/01; 5/96)(h)                        --       3.41(c)   11.91    10.91        --      11.71
              CALVERT VARIABLE SERIES, INC.
8SR             Social Balanced Portfolio (5/00; 9/86)                 (7.55)     (7.04)     (7.55)    6.31      7.93       8.45
              EVERGREEN VA
8CG             Capital Growth Fund, Class L Shares (8/01; 3/98)(i)       --      (5.14)(c) (13.72)      --        --       3.68
              FIDELITY VIP
8FG             Growth & Income Portfolio (Service
                Class 2) (8/01; 12/96)(j)                                 --      (0.26)(c)  (9.74)    9.05        --       9.05
8FM             Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(j)      --       3.54(c)   (4.29)      --        --      24.49
8FO             Overseas Portfolio (Service Class 2) (8/01; 1/87)(j)      --      (5.41)(c) (21.85)    1.81      4.99       5.25

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                         Performance                    Performance
                                                                      of the subaccount                 of the fund
                                                                                  Since                                     Since
Subaccount    Investing in:                                           1 year  commencement   1 year  5 years  10 years  commencement
              FTVIPT
8RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)     7.02%     14.27%      7.02%    5.10%    10.57%      9.34%
8SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                         12.88      15.16      12.88       --        --       2.40
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
8MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                                  --      (3.71)(c)   6.19     9.28        --       9.49
              GOLDMAN SACHS VIT
8UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)             (12.65)     (5.50)    (12.65)      --        --       2.47
8MC             Mid Cap Value Fund (9/99; 5/98)                        11.17      15.36      11.17       --        --       5.57
              INVESCO VIF
8ID             Dynamics Fund (8/01; 8/97)                                --      (5.68)(c) (31.72)      --        --       4.90
8FS             Financial Services Fund (8/01; 9/99)                      --      (3.65)(c) (10.62)      --        --       9.35
8TC             Technology Fund (8/01; 5/97)                              --     (10.80)(c) (46.30)      --        --       9.09
8TL             Telecommunications Fund (8/01; 9/99)                      --     (17.16)(c) (54.42)      --        --     (23.19)
              JANUS ASPEN SERIES
8GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                                (37.84)    (40.63)    (37.84)      --        --     (36.82)
8IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                                (24.06)    (26.33)    (24.06)    9.01        --      12.73
              LAZARD RETIREMENT SERIES
8IP             International Equity Portfolio (9/99; 9/98)           (24.69)    (12.97)    (24.69)      --        --      (2.75)
              MFS(R)
8MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                         (25.45)    (21.45)    (25.45)      --        --      (1.32)
8MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)                          (6.02)     (7.71)     (6.02)      --        --      13.58
8UT             Utilities Series - Service Class (8/01; 1/95)(n)          --     (10.58)(c) (24.94)    9.65        --      13.47
              PIONEER VCT
8PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                           --      (2.47)(c)  (7.90)   11.22        --      13.57
8EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                          --      (3.26)(c) (24.48)      --        --      (5.91)
              PUTNAM VARIABLE TRUST
8HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                           --      (2.83)(c) (20.41)      --        --       3.57
8PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)                    --      (4.44)(c) (21.26)      --        --       8.71
8VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                                (34.06)     (6.48)    (34.06)      --        --       6.62
              STRONG FUNDS
8SO             Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                                     --      (1.48)(c)  (4.92)   13.23        --      15.30

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                              Performance                      Performance
                                                           of the subaccount                   of the fund
                                                                       Since                                        Since
Subaccount    Investing in:                                1 year  commencement   1 year    5 years   10 years  commencement
              WANGER
8IT             International Small Cap (9/99; 5/95)       (21.80%)    (6.86%)   (21.80%)     7.22%     --%        14.62%
8SP             U.S. Smaller Companies (9/99; 5/95)         10.49       6.68      10.49      11.55      --         17.31
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
8AA             Asset Allocation Fund (5/01; 4/94)(t)       --         (4.22)(c)  (7.71)      8.38      --         10.28
8WI             International Equity Fund (5/01; 7/00)      --        (10.88)(c) (16.78)        --      --        (18.00)
8SG             Small Cap Growth Fund (5/01; 5/95)(u)       --         (6.51)(c) (25.00)     (2.56)     --          4.27


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
               Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
               Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
               Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
             GOLDMAN SACHS VIT
               CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
               Mid Cap Value Fund (02/02; 05/98)
             INVESCO VIF
               Dynamics Fund (02/02; 08/97)
               Financial Services Fund (02/02; 09/99)
               Technology Fund (02/02; 05/97)
               Telecommunications Fund (02/02; 09/99)
             JANUS ASPEN SERIES
               Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
               International Growth Portfolio: Service Shares (02/02; 05/94)(m)
             LAZARD RETIREMENT SERIES
               International Equity Portfolio (02/02; 09/98)
             MFS(R)
               Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
               New Discovery Series - Service Class (02/02; 05/98)(n)
               Utilities Series - Service Class (02/02; 01/95)(n)
             PIONEER VCT
               Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
               Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
             PUTNAM VARIABLE TRUST
               Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
               Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
               Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
             STRONG FUNDS
               Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
             WANGER
               International Small Cap (02/02; 05/95)
               U.S. Smaller Companies (02/02; 05/95)
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
               Asset Allocation Fund (02/02; 04/94)(t)
               International Equity Fund (02/02; 07/00)
               Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
                Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
                Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
                Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
              GOLDMAN SACHS VIT
                CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
                Mid Cap Value Fund (02/02; 05/98)
              INVESCO VIF
                Dynamics Fund (02/02; 08/97)
                Financial Services Fund (02/02; 09/99)
                Technology Fund (02/02; 05/97)
                Telecommunications Fund (02/02; 09/99)
              JANUS ASPEN SERIES
                Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
                International Growth Portfolio: Service Shares (02/02; 05/94)(m)
              LAZARD RETIREMENT SERIES
                International Equity Portfolio (02/02; 09/98)
              MFS(R)
                Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
                New Discovery Series - Service Class (02/02; 05/98)(n)
                Utilities Series - Service Class (02/02; 01/95)(n)
              PIONEER VCT
                Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
                Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
              PUTNAM VARIABLE TRUST
                Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
                Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
                Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
              STRONG FUNDS
                Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
              WANGER
                International Small Cap (02/02; 05/95)
                U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
                Asset Allocation Fund (02/02; 04/94)(t)
                International Equity Fund (02/02; 07/00)
                Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For  Nonqualified  Annuities  Under RAVA Select
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For  Nonqualified  Annuities  Under RAVA Select
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
                Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
                Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
                Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
              GOLDMAN SACHS VIT
                CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
                Mid Cap Value Fund (02/02; 05/98)
              INVESCO VIF
                Dynamics Fund (02/02; 08/97)
                Financial Services Fund (02/02; 09/99)
                Technology Fund (02/02; 05/97)
                Telecommunications Fund (02/02; 09/99)
              JANUS ASPEN SERIES
                Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
                International Growth Portfolio: Service Shares (02/02; 05/94)(m)
              LAZARD RETIREMENT SERIES
                International Equity Portfolio (02/02; 09/98)
              MFS(R)
                Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
                New Discovery Series - Service Class (02/02; 05/98)(n)
                Utilities Series - Service Class (02/02; 01/95)(n)
              PIONEER VCT
                Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
                Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
              PUTNAM VARIABLE TRUST
                Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
                Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
                Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
              STRONG FUNDS
                Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
              WANGER
                International Small Cap (02/02; 05/95)
                U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
                Asset Allocation Fund (02/02; 04/94)(t)
                International Equity Fund (02/02; 07/00)
                Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For  Nonqualified  Annuities  Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual Total  Return(a) For  Nonqualified  Annuities  Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
                Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
                Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
                Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
              GOLDMAN SACHS VIT
                CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
                Mid Cap Value Fund (02/02; 05/98)
              INVESCO VIF
                Dynamics Fund (02/02; 08/97)
                Financial Services Fund (02/02; 09/99)
                Technology Fund (02/02; 05/97)
                Telecommunications Fund (02/02; 09/99)
              JANUS ASPEN SERIES
                Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
                International Growth Portfolio: Service Shares (02/02; 05/94)(m)
              LAZARD RETIREMENT SERIES
                International Equity Portfolio (02/02; 09/98)
              MFS(R)
                Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
                New Discovery Series - Service Class (02/02; 05/98)(n)
                Utilities Series - Service Class (02/02; 01/95)(n)
              PIONEER VCT
                Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
                Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
              PUTNAM VARIABLE TRUST
                Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
                Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
                Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
              STRONG FUNDS
                Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
              WANGER
                International Small Cap (02/02; 05/95)
                U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
                Asset Allocation Fund (02/02; 04/94)(t)
                International Equity Fund (02/02; 07/00)
                Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
                Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
                Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
                Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
              GOLDMAN SACHS VIT
                CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
                Mid Cap Value Fund (02/02; 05/98)
              INVESCO VIF
                Dynamics Fund (02/02; 08/97)
                Financial Services Fund (02/02; 09/99)
                Technology Fund (02/02; 05/97)
                Telecommunications Fund (02/02; 09/99)
              JANUS ASPEN SERIES
                Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
                International Growth Portfolio: Service Shares (02/02; 05/94)(m)
              LAZARD RETIREMENT SERIES
                International Equity Portfolio (02/02; 09/98)
              MFS(R)
                Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
                New Discovery Series - Service Class (02/02; 05/98)(n)
                Utilities Series - Service Class (02/02; 01/95)(n)
              PIONEER VCT
                Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
                Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
              PUTNAM VARIABLE TRUST
                Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
                Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
                Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
              STRONG FUNDS
                Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
              WANGER
                International Small Cap (02/02; 05/95)
                U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
                Asset Allocation Fund (02/02; 04/94)(t)
                International Equity Fund (02/02; 07/00)
                Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001

                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
                Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
                Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
                Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
              GOLDMAN SACHS VIT
                CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
                Mid Cap Value Fund (02/02; 05/98)
              INVESCO VIF
                Dynamics Fund (02/02; 08/97)
                Financial Services Fund (02/02; 09/99)
                Technology Fund (02/02; 05/97)
                Telecommunications Fund (02/02; 09/99)
              JANUS ASPEN SERIES
                Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
                International Growth Portfolio: Service Shares (02/02; 05/94)(m)
              LAZARD RETIREMENT SERIES
                International Equity Portfolio (02/02; 09/98)
              MFS(R)
                Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
                New Discovery Series - Service Class (02/02; 05/98)(n)
                Utilities Series - Service Class (02/02; 01/95)(n)
              PIONEER VCT
                Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
                Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
              PUTNAM VARIABLE TRUST
                Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
                Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
                Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
              STRONG FUNDS
                Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
              WANGER
                International Small Cap (02/02; 05/95)
                U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
                Asset Allocation Fund (02/02; 04/94)(t)
                International Equity Fund (02/02; 07/00)
                Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual  Total  Return(a)  For  Qualified  Annuities  Under RAVA  Select
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual  Total  Return(a)  For  Qualified  Annuities  Under RAVA  Select
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
                Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
                Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
                Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
              GOLDMAN SACHS VIT
                CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
                Mid Cap Value Fund (02/02; 05/98)
              INVESCO VIF
                Dynamics Fund (02/02; 08/97)
                Financial Services Fund (02/02; 09/99)
                Technology Fund (02/02; 05/97)
                Telecommunications Fund (02/02; 09/99)
              JANUS ASPEN SERIES
                Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
                International Growth Portfolio: Service Shares (02/02; 05/94)(m)
              LAZARD RETIREMENT SERIES
                International Equity Portfolio (02/02; 09/98)
              MFS(R)
                Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
                New Discovery Series - Service Class (02/02; 05/98)(n)
                Utilities Series - Service Class (02/02; 01/95)(n)
              PIONEER VCT
                Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
                Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
              PUTNAM VARIABLE TRUST
                Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
                Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
                Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
              STRONG FUNDS
                Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
              WANGER
                International Small Cap (02/02; 05/95)
                U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
                Asset Allocation Fund (02/02; 04/94)(t)
                International Equity Fund (02/02; 07/00)
                Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual  Total  Return(a)  For  Qualified  Annuities  Under RAVA  Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -
                Blue Chip Advantage Fund (02/02; 09/99)(c)
                Bond Fund (02/02; 10/81)
                Capital Resource Fund (02/02; 10/81)
                Cash Management Fund (02/02; 10/81)
                Diversified Equity Income Fund (02/02; 09/99)
                Emerging Markets Fund (02/02; 05/00)
                Equity Select Fund (02/02; 05/01)
                Extra Income Fund (02/02; 05/96)
                Federal Income Fund (02/02; 09/99)
                Global Bond Fund (02/02; 05/96)
                Growth Fund (02/02; 09/99)
                International Fund (02/02; 01/92)
                Managed Fund (02/02; 04/86)
                New Dimensions Fund(R) (02/02; 05/96)
                Partners Small Cap Value Fund (02/02; 08/01)
                S&P 500 Index Fund (02/02; 05/00)
                Small Cap Advantage Fund (02/02; 09/99)
                Stock Fund (02/02; 08/01)
                Strategy Aggressive Fund (02/02; 01/92)
              AIM V.I.
                Capital Appreciation Fund, Series II (02/02; 05/93)(e)
                Capital Development Fund, Series II (02/02; 05/98)(e)
              ALLIANCE VP
                AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)
                Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
                VP International, Class II (02/02; 05/94)(h)
                VP Value, Class II (02/02; 05/96)(h)
              CALVERT VARIABLE SERIES, INC.
                Social Balanced Portfolio (02/02; 09/86)
              EVERGREEN VA
                Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
              FIDELITY VIP
                Growth & Income Portfolio (Service Class 2) (02/02; 12/96)(j)
                Mid Cap Portfolio (Service Class 2) (02/02; 12/98)(j)
                Overseas Portfolio (Service Class 2) (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

Average  Annual  Total  Return(a)  For  Qualified  Annuities  Under RAVA  Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                                               Performance of the fund(b)
                                                                                                                            Since
Subaccount    Investing in:                                                                1 year   5 years  10 years   commencement
              FTVIPT
                Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
                Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
                Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
              GOLDMAN SACHS VIT
                CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
                Mid Cap Value Fund (02/02; 05/98)
              INVESCO VIF
                Dynamics Fund (02/02; 08/97)
                Financial Services Fund (02/02; 09/99)
                Technology Fund (02/02; 05/97)
                Telecommunications Fund (02/02; 09/99)
              JANUS ASPEN SERIES
                Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
                International Growth Portfolio: Service Shares (02/02; 05/94)(m)
              LAZARD RETIREMENT SERIES
                International Equity Portfolio (02/02; 09/98)
              MFS(R)
                Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
                New Discovery Series - Service Class (02/02; 05/98)(n)
                Utilities Series - Service Class (02/02; 01/95)(n)
              PIONEER VCT
                Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
                Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
              PUTNAM VARIABLE TRUST
                Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
                Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
                Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
              STRONG FUNDS
                Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
              WANGER
                International Small Cap (02/02; 05/95)
                U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
              WELLS FARGO VT
                Asset Allocation Fund (02/02; 04/94)(t)
                International Equity Fund (02/02; 07/00)
                Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND
Annualized Simple Yield
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

o   any declared dividends,

o   the value of any shares purchased with dividends paid during the period, and

o   any dividends declared for such shares.

It does not include:

o   the effect of any applicable surrender charge, or

o   any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for RAVA Advantage Based on the Seven-Day Period Ending Dec. 31, 2001

Subaccount  Investing in:                                    Simple yield   Compound yield
CM7         AXP(R) Variable Portfolio - Cash Management Fund     0.66%          0.66%
CM8         AXP(R) Variable Portfolio - Cash Management Fund     0.83           0.83

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized  Yield for RAVA  Advantage  Based on the 30-Day Period Ended Dec. 31,
2001

Subaccount      Investing in:                                          Yield
BD7             AXP(R) Variable Portfolio - Bond Fund                  5.68%
BD8             AXP(R) Variable Portfolio - Bond Fund                  5.70
EI7             AXP(R) Variable Portfolio - Extra Income Fund         11.09
EI8             AXP(R) Variable Portfolio - Extra Income Fund         11.12
FI7             AXP(R) Variable Portfolio - Federal Income Fund        5.72
FI8             AXP(R) Variable Portfolio - Federal Income Fund        5.68
GB7             AXP(R) Variable Portfolio - Global Bond Fund           9.81
GB8             AXP(R) Variable Portfolio - Global Bond Fund           9.79

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by

o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and

o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Account
--------------------------------------------------------------------------------


Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                   www.ambest.com
Fitch (formerly Duff and Phelps)            www.fitchratings.com
Moody's                                     www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $2,925,442; 2000: $1,656,378; and 1999:
$957,659. AEFA retains no underwriting commission from the sale of the contract.


Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst &Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


Financial Statements

To be filed by Amendment.

                                                              S-6410-20 A (9/02)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements will be filed by Amendment.

(b)      Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

2        Not applicable.

3.       Not applicable.

4.1      Form of Deferred Annuity Contract filed  electronically  as Exhibit 4.1
         to  Post-Effective   Amendment  No.1  to  Registration   Statement  No.
         333-91691, is incorporated herein by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
          Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit
          8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co.
          and Calvert Distributors Inc. and IDS Life Insurance Company of
          New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.4 (b)   Copy of Amendment dated December 10, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York and
          Credit Suisse Warburg Pincus Trust, Credit Suisse Asset
          Management, Inc. and Credit Suisse Asset Management Securities,
          Inc.  dated October 7, 1996 filed  electronically   as Exhibit
          8.4(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(c) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(d) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (e)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(e) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (f)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(f) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(g) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(h) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8       Copy of Participation Agreement between IDS Life Insurance
          Company of New York and INVESCO Variable Investment Funds, Inc,
          and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 (a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 (b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company of New York dated September 29, 2000 filed electronically as
          Exhibit 8.9(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 (a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as
          Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 (b)  Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company of New York dated September 29, 2000 filed electronically as Exhibit 8.10(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August
          13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 (a) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.12 (b)  Copy of Amendment 1 dated February 27, 2002 to Participation
          Agreement among Putnam Variable Trust, Putnam Retail Management,
          L.P. and IDS Life Insurance Company of New York dated October 7,
          1996 filed electronically as Exhibit 8.12(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.13 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14     Copy of Participation Agreement by and among Wanger Advisors
         Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as
         Exhibit  8.14  to  Registrant's  Post-Effective  Amendment  No.  4  to
         Registration   Statement  No.  333-91691  is  incorporated  herein  by
         reference.

8.15 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by Amendment.

10       Consent of Independent Auditors will be filed by Amendment.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign this Registration Statement, filed electronically as Exhibit No. 14 to Post-Effective Amendement No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Edward J. Muhl                        16 Wolfe Street                           Director
                                      Alexandria, VA  22314

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Philip C. Wentzel                     50807 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

David L. Yowan                        40 Wall Street                            Vice President and Treasurer
                                      19th Floor
                                      New York, NY  10004


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contractowners

         Not applicable.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address*                      Underwriter

         Ruediger Adolf                         Senior Vice President

         Gumer C. Alvero                        Vice President -
                                                Annuities

         Ward D. Armstrong                      Senior Vice President -
                                                Retirement Services
                                                and Asset Management

         John M. Baker                          Vice President - Plan
                                                Sponsor Services

         Dudley Barksdale                       Vice President - Service
                                                Development

         Joseph M. Barsky III                   Vice President - Mutual
                                                Fund Equities

         Timothy V. Bechtold                    Vice President -
                                                Insurance Products

         Walter S. Berman                       Director, Senior Vice President
                                                and Chief Financial Officer

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
                                                Support

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
                                                Leader Retail Distribution
                                                Services

         James M. Cracchiolo                    Director, Chairman, President
                                                and Chief Executive Officer

         Colleen Curran                         Vice President and
                                                Assistant General Counsel

         Luz Maria Davis                        Vice President -
                                                Communications

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
                                                Planning and Advice

         Gordon M. Fines                        Vice President - Mutual
                                                Fund Equity Investments

         Barbara H. Fraser                      Executive Vice President -
                                                AEFA Products and Corporate
                                                Marketing

         Peter A. Gallus                        Vice President -
                                                Investment
                                                Administration

         Steve Guida                            Vice President -
                                                New Business and Service

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
                                                Insurance Investments

         Janis K. Heaney                        Vice President -
                                                Incentive Management

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
                                                Party Distribution

         Claire Huang                           Senior Vice President - Retail
                                                Marketing

         Debra A. Hutchinson                    Vice President -
                                                Relationship Leader

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
                                                Steel Cities

         James M. Jensen                        Vice President -
                                                Advice and
                                                Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
                                                Planning Anaylsis

         John C. Junek                          Senior Vice President,
                                                General Counsel

         Ora J. Kaine                           Vice President -
                                                Retail Distribution Services
                                                and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                        Vice President - Service
                                                Quality

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
                                                Brokerage and Direct
                                                Services

         Daniel E. Laufenberg                   Vice President and Chief
                                                U.S. Economist

         Jane W. Lee                            Vice President - New
                                                Business Development and
                                                Marketing

         Steve Lobo                             Vice President - Investment
                                                Risk Management

         Diane D. Lyngstad                      Vice President - Lead Financial
                                                Officer, U.S. Retail

         Tom Mahowald                           Vice President and Director of
                                                Equity Research

         Timothy J. Masek                       Vice President and
                                                Director of Fixed Income
                                                Research

         Penny Mazal                            Vice President - Business
                                                Transformation

         Mark T. McGannon                       Vice President and General
                                                Sales Manager - AEFA Products

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
                                                Products

         Timothy S. Meehan                      Secretary

         Paula R. Meyer                         Senior Vice President and
                                                General Manager - Mutual
                                                Funds

         Barry J. Murphy                        Executive Vice President -
                                                U.S. Retail Group

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President - Brokerage

         Michael J. O'Keefe                     Vice President -
                                                Advisory Business Systems

         Carla P. Pavone                        Vice President -
                                                Business Development

         Kris Petersen                          Vice President - SPS and
                                                External Products

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
                                                Assistant General Counsel

         Teresa J. Rasmussen                    Vice President and
                                                Assistant General Counsel

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
                                                Field Management and
                                                Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
                                                Institutional

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
                                                Western Frontier

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
                                                Development and Migration

         Judy P. Skoglund                       Vice President - Quality
                                                and Service Support

         Bridget Sperl                          Senior Vice President -
                                                Client Service

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
                                                Marketing Offer
                                                Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         Jeffrey J. Stremcha                    Vice President -
                                                Information Resource
                                                Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
                                                Officer, Products

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
                                                Information and
                                                Technology

         William F. Truscott                    Senior Vice President -
                                                Chief Investment Officer

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
                                                Chief Compliance Officer

         Michael D. Wolf                        Vice President - Senior
                                                Portfolio Manager

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
                                                Brokerage Marketing

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.


(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express           $2,925,442                  None              None                None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 6th day of September, 2002.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
         (formerly IDS Life of New York Flexible Portfolio Annuity Account) (Registrant)

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 6th day of September, 2002.

Signature                                     Title

/s/  Gumer C. Alvero*                         Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                      Vice President, Chief Operating
------------------------------------          Officer, Consumer Affairs
     Maureen A. Buckley                       Officer and Claims Officer

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         General Counsel and
------------------------------------          Secretary
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Edward J. Muhl*                          Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                     Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                          Vice President and Treasurer
------------------------------------
     David L. Yowan

*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 2, by:






     /s/ Mary Ellyn Minenko
         -------------------------
         Mary Ellyn Minenko
         Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses.

Part B.

         Statements of Additional Information.

Part C.

         Other Information.

         The signatures.

Exhibits.